UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-22431

RiverPark Funds Trust
(Exact name of registrant as specified in charter)

________

156 West 56th Street
Suite 1704
New York, NY 10019
 (Address of principal executive offices)

________

Morty Schaja
156 West 56th Street
Suite 1704
New York, NY 10019
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-212-484-2100
Date of Fiscal Year End: September 30
Date of Reporting Period: July 1, 2022 to June 30, 2023

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following Funds, each a series of RiverPark Funds Trust:

RiverPark Floating Rate CMBS Fund
RiverPark Large Growth Fund
RiverPark Long/Short Opportunity Fund
RiverPark Next Century Growth Fund
RiverPark Short Term High Yield Fund
Wedgewood Fund

Non-Voting Funds

RiverPark Floating Rate CMBS Fund
No securities held by the RiverPark Floating Rate CMBS Fund had proxy votes during the reporting period.
Accordingly, no votes have been cast on securities by this Fund during the reporting period.

RiverPark Next Century Growth Fund
The River Park Next Century Growth Fund commenced operations on June 30, 2023.
No proxy votes were cast during the reporting period.

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
ADOBE INC.
Security ID: 00724F101
Ticker: ADBE
Meeting Date: 20-Apr-23
Meeting Type: Annual
1a.	Election of Director to serve for a one-year term: Amy Banse	Management	For	Voted - For
1b.	Election of Director to serve for a one-year term: Brett Biggs	Management	For	Voted - For
1c.	Election of Director to serve for a one-year term: Melanie Boulden	Management	For	Voted - For
1d.	Election of Director to serve for a one-year term: Frank Calderoni	Management	For	Voted - For
1e.	Election of Director to serve for a one-year term: Laura Desmond	Management	For	Voted - For
1f.	Election of Director to serve for a one-year term: Shantanu Narayen	Management	For	Voted - For
1g.	Election of Director to serve for a one-year term: Spencer Neumann	Management	For	Voted - For
1h.	Election of Director to serve for a one-year term: Kathleen Oberg	Management	For	Voted - For
1i.	Election of Director to serve for a one-year term: Dheeraj Pandey	Management	For	Voted - For
1j.	Election of Director to serve for a one-year term: David Ricks	Management	For	Voted - For
1k.	Election of Director to serve for a one-year term: Daniel Rosensweig	Management	For	Voted - For
1l.	Election of Director to serve for a one-year term: John Warnock	Management	For	Voted - For
2.	Approve the 2019 Equity Incentive Plan, as amended, to increase the available share reserve by 12,000,000 shares.	Management	For	Voted - For
3.	Ratify the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending on December 1, 2023.	Management	For	Voted - For
4.	Approve, on an advisory basis, the compensation of our named executive officers.	Management	For	Voted - For
5.	Approve, on an advisory basis, the frequency of the advisory vote on executive compensation.	Management	1 Year	Voted - 1 Year
6.	Stockholder Proposal - Report on Hiring of Persons with Arrest or Incarceration Records.	Shareholder	Against	Voted - Against
ALPHABET INC.
Security ID: 02079K305
Ticker: GOOGL
Meeting Date: 02-Jun-23
Meeting Type: Annual
1a.	Election of Director: Larry Page	Management	For	Voted - For
1b.	Election of Director: Sergey Brin	Management	For	Voted - For
1c.	Election of Director: Sundar Pichai	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1d.	Election of Director: John L. Hennessy	Management	For	Voted - For
1e.	Election of Director: Frances H. Arnold	Management	For	Voted - For
1f.	Election of Director: R. Martin "Marty" Chávez	Management	For	Voted - For
1g.	Election of Director: L. John Doerr	Management	For	Voted - For
1h.	Election of Director: Roger W. Ferguson Jr.	Management	For	Voted - For
1i.	Election of Director: Ann Mather	Management	For	Voted - For
1j.	Election of Director: K. Ram Shriram	Management	For	Voted - For
1k.	Election of Director: Robin L. Washington	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young LLP as Alphabet's independent registered public accounting firm for the fiscal year ending December 31, 2023	Management	For	Voted - For
3.	Approval of amendment and restatement of Alphabet's Amended and Restated 2021 Stock Plan to increase the share reserve by 170,000,000 (post stock split) shares of Class C capital stock	Management	For	Voted - For
4.	Advisory vote to approve compensation awarded to named executive officers	Management	For	Voted - For
5.	Advisory vote on the frequency of advisory votes to approve compensation awarded to named executive officers	Management	3 Years	Voted - 3 Years
6.	Stockholder proposal regarding a lobbying report	Shareholder	Against	Voted - Against
7.	Stockholder proposal regarding a congruency report	Shareholder	Against	Voted - Against
8.	Stockholder proposal regarding a climate lobbying report	Shareholder	Against	Voted - Against
9.	Stockholder proposal regarding a report on reproductive rights and data privacy	Shareholder	Against	Voted - Against
10.	Stockholder proposal regarding a human rights assessment of data center siting	Shareholder	Against	Voted - Against
11.	Stockholder proposal regarding a human rights assessment of targeted ad policies and practices	Shareholder	Against	Voted - Against
12.	Stockholder proposal regarding algorithm disclosures	Shareholder	Against	Voted - Against
13.	Stockholder proposal regarding a report on alignment of YouTube policies with legislation	Shareholder	Against	Voted - Against
14.	Stockholder proposal regarding a content governance report	Shareholder	Against	Voted - Against
15.	Stockholder proposal regarding a performance review of the Audit and Compliance Committee	Shareholder	Against	Voted - Against
16.	Stockholder proposal regarding bylaws amendment	Shareholder	Against	Voted - Against
17.	Stockholder proposal regarding "executives to retain significant stock"	Shareholder	Against	Voted - Against
18.	Stockholder proposal regarding equal shareholder voting	Shareholder	Against	Voted - Against
AMAZON.COM, INC.
Security ID: 023135106
Ticker: AMZN
Meeting Date: 24-May-23
Meeting Type: Annual
1a.	Election of Director: Jeffrey P. Bezos	Management	For	Voted - For
1b.	Election of Director: Andrew R. Jassy	Management	For	Voted - For
1c.	Election of Director: Keith B. Alexander	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1d.	Election of Director: Edith W. Cooper	Management	For	Voted - For
1e.	Election of Director: Jamie S. Gorelick	Management	For	Voted - For
1f.	Election of Director: Daniel P. Huttenlocher	Management	For	Voted - For
1g.	Election of Director: Judith A. McGrath	Management	For	Voted - For
1h.	Election of Director: Indra K. Nooyi	Management	For	Voted - For
1i.	Election of Director: Jonathan J. Rubinstein	Management	For	Voted - For
1j.	Election of Director: Patricia Q. Stonesifer	Management	For	Voted - For
1k.	Election of Director: Wendell P. Weeks	Management	For	Voted - For
2.	Ratification Of The Appointment Of Ernst & Young Llp As Independent Auditors	Management	For	Voted - For
3.	Advisory Vote To Approve Executive Compensation	Management	For	Voted - For
4.	Advisory Vote On The Frequency Of Future Advisory Votes On Executive Compensation	Management	1 Year	Voted - 1 Year
5.	Reapproval Of Our 1997 Stock Incentive Plan, As Amended And Restated, For Purposes Of French Tax Law	Management	For	Voted - For
6.	Shareholder Proposal Requesting A Report On Retirement Plan Options	Shareholder	Against	Voted - Against
7.	Shareholder Proposal Requesting A Report On Customer Due Diligence	Shareholder	Against	Voted - Against
8.	Shareholder Proposal Requesting Reporting On Content And Product Removal/Restrictions	Shareholder	Against	Voted - Against
9.	Shareholder Proposal Requesting A Report On Content Removal Requests	Shareholder	Against	Voted - Against
10.	Shareholder Proposal Requesting Additional Reporting On Stakeholder Impacts	Shareholder	Against	Voted - Against
11.	Shareholder Proposal Requesting Alternative Tax Reporting	Shareholder	Against	Voted - Against
12.	Shareholder Proposal Requesting Additional Reporting On Climate Lobbying	Shareholder	Against	Voted - Against
13.	Shareholder Proposal Requesting Additional Reporting On Gender/Racial Pay	Shareholder	Against	Voted - Against
14.	Shareholder Proposal Requesting An Analysis Of Costs Associated With Diversity, Equity, And Inclusion Programs	Shareholder	Against	Voted - Against
15.	Shareholder Proposal Requesting An Amendment To Our Bylaws To Require Shareholder Approval For Certain Future Amendments	Shareholder	Against	Voted - Against
16.	Shareholder Proposal Requesting Additional Reporting On Freedom Of Association	Shareholder	Against	Voted - Against
17.	Shareholder Proposal Requesting A New Policy Regarding Our Executive Compensation Process	Shareholder	Against	Voted - Against
18.	Shareholder Proposal Requesting Additional Reporting On Animal Welfare Standards	Shareholder	Against	Voted - Against
19.	Shareholder Proposal Requesting An Additional Board Committee	Shareholder	Against	Voted - Against
20.	Shareholder Proposal Requesting An Alternative Director Candidate Policy	Shareholder	Against	Voted - Against
21.	Shareholder Proposal Requesting A Report On Warehouse Working Conditions	Shareholder	Against	Voted - Against
22.	Shareholder Proposal Requesting A Report On Packaging Materials	Shareholder	Against	Voted - Against
23.	Shareholder Proposal Requesting A Report On Customer Use Of Certain Technologies	Shareholder	Against	Voted - Against

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

APPLE INC.
Security ID: 037833100
Ticker: AAPL
Meeting Date: 10-Mar-23
Meeting Type: Annual
1a	Election of Director: James Bell	Management	For	Voted - For
1b	Election of Director: Tim Cook	Management	For	Voted - For
1c	Election of Director: Al Gore	Management	For	Voted - For
1d	Election of Director: Alex Gorsky	Management	For	Voted - For
1e	Election of Director: Andrea Jung	Management	For	Voted - For
1f	Election of Director: Art Levinson	Management	For	Voted - For
1g	Election of Director: Monica Lozano	Management	For	Voted - For
1h	Election of Director: Ron Sugar	Management	For	Voted - For
1i	Election of Director: Sue Wagner	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young LLP as Apple's independent registered public accounting firm for fiscal 2023	Management	For	Voted - For
3.	Advisory vote to approve executive compensation	Management	For	Voted - For
4.	Advisory vote on the frequency of advisory votes on executive compensation	Management	1 Year	Voted - 1 Year
5.	A shareholder proposal entitled "Civil Rights and Non-Discrimination Audit Proposal"	Shareholder	Against	Voted - Against
6.	A shareholder proposal entitled "Communist China Audit"	Shareholder	Against	Voted - Against
7.	A shareholder proposal on Board policy for communication with shareholder proponents	Shareholder	Against	Voted - Against
8.	A shareholder proposal entitled "Racial and Gender Pay Gaps"	Shareholder	Against	Voted - Against
9.	A shareholder proposal entitled "Shareholder Proxy Access Amendments"	Shareholder	Against	Voted - Against
AUTODESK, INC.
Security ID: 052769106
Ticker: ADSK
Meeting Date: 21-Jun-23
Meeting Type: Annual
1a.	Election of Director: Andrew Anagnost	Management	For	Voted - For
1b.	Election of Director: Karen Blasing	Management	For	Voted - For
1c.	Election of Director: Reid French	Management	For	Voted - For
1d.	Election of Director: Dr. Ayanna Howard	Management	For	Voted - For
1e.	Election of Director: Blake Irving	Management	For	Voted - For
1f.	Election of Director: Mary T. McDowell	Management	For	Voted - For
1g.	Election of Director: Stephen Milligan	Management	For	Voted - For
1h.	Election of Director: Lorrie M. Norrington	Management	For	Voted - For
1i.	Election of Director: Betsy Rafael	Management	For	Voted - For
1j.	Election of Director: Rami Rahim	Management	For	Voted - For
1k.	Election of Director: Stacy J. Smith	Management	For	Voted - For
2.	Ratify the appointment of Ernst & Young LLP as Autodesk, Inc.'s independent registered public accounting firm for the fiscal year ending January 31, 2024.	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	Approve, on an advisory (non-binding) basis, the compensation of Autodesk, Inc.'s named executive officers.	Management	For	Voted - For
4.	Approve, on an advisory (non-binding) basis, the frequency with which stockholders are provided an advisory (non-binding) vote on the compensation of Autodesk, Inc.'s named executive officers.	Management	For	Voted - 3 Years
BOOKING HOLDINGS INC.
Security ID: 09857L108
Ticker: BKNG
Meeting Date: 06-Jun-23
Meeting Type: Annual
1.1	Director: Glenn D. Fogel	Management	For	Voted - For
1.2	Director: Mirian M. Graddick-Weir	Management	For	Voted - For
1.3	Director: Wei Hopeman	Management	For	Voted - For
1.4	Director: Robert J. Mylod, Jr.	Management	For	Voted - For
1.5	Director: Charles H. Noski	Management	For	Voted - For
1.6	Director: Larry Quinlan	Management	For	Voted - For
1.7	Director: Nicholas J. Read	Management	For	Voted - For
1.8	Director: Thomas E. Rothman	Management	For	Voted - For
1.9	Director: Sumit Singh	Management	For	Voted - For
1.10	Director: Lynn V. Radakovich	Management	For	Voted - For
1.11	Director: Vanessa A. Wittman	Management	For	Voted - For
2.	Advisory vote to approve 2022 executive compensation.	Management	For	Voted - For
3.	Ratification of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
4.	Advisory vote on the frequency of future non- binding advisory votes on the compensation paid by the Company to its named executive officers.	Management	1 Year	Voted - 1 Year
5.	Stockholder proposal requesting a non- binding stockholder vote to ratify termination pay of executives.	Shareholder	Against	Voted - Against
DATADOG, INC.
Security ID: 23804L103
Ticker: DDOG
Meeting Date: 08-Jun-23
Meeting Type: Annual
1a.	Election of Class I Director, each to hold office until our Annual Meeting of Stockholders in 2026: Olivier Pomel	Management	For	Voted - For
1b.	Election of Class I Director, each to hold office until our Annual Meeting of Stockholders in 2026: Dev Ittycheria	Management	For	Voted - For
1c.	Election of Class I Director, each to hold office until our Annual Meeting of Stockholders in 2026: Shardul Shah	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	Advisory vote to approve the compensation of our named executive officers.	Management	For	Voted - For
3.	To ratify the selection by the Audit Committee of our Board of Directors of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
FIVE9, INC.
Security ID: 338307101
Ticker: FIVN
Meeting Date: 16-May-23
Meeting Type: Annual
1.1	Director: Michael Burkland	Management	For	Voted - For
1.2	Director: Robert Zollars	Management	For	Voted - For
2.	To approve, on a non-binding advisory basis, the compensation of the named executive officers as disclosed in the proxy statement.	Management	For	Voted - For
3.	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2023.	Management	For	Voted - For
ILLUMINA, INC.
Security ID: 452327109
Ticker: ILMN
Meeting Date: 25-May-23
Meeting Type: Contested Annual
1A.	Illumina Nominee: Frances Arnold, Ph.D.	Management	For	Voted - For
1B.	Illumina Nominee: Francis A. deSouza	Management	For	Voted - For
1C.	Illumina Nominee: Caroline D. Dorsa	Management	For	Voted - For
1D.	Illumina Nominee: Robert S. Epstein, M.D.	Management	For	Voted - For
1E.	Illumina Nominee: Scott Gottlieb, M.D.	Management	For	Voted - For
1F.	Illumina Nominee: Gary S. Guthart, Ph.D.	Management	For	Voted - For
1G.	Illumina Nominee: Philip W. Schiller	Management	For	Voted - For
1H.	Illumina Nominee: Susan E. Siegel	Management	For	Voted - For
1I.	Illumina Nominee: John W. Thompson	Management	For	Voted - For
1J.	Icahn Group Nominee OPPOSED by the Company: Vincent J. Intrieri	Management	For	Voted - Withheld
1K.	Icahn Group Nominee OPPOSED by the Company: Jesse A. Lynn	Management	For	Voted - Withheld
1L.	Icahn Group Nominee OPPOSED by the Company: Andrew J. Teno	Management	For	Voted - Withheld
2.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation provided to our named executive officers as disclosed in the Proxy Statement.	Management	For	Voted - For
4.	To approve, on an advisory basis, the frequency of holding an advisory vote to approve compensation provided to our "named executive officers".	Management	1 Year	Voted - 1 Year

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5.	To approve certain amendments to the Illumina, Inc. 2015 Stock and Incentive Plan	Management	For	Voted - For
INTUIT INC.
Security ID: 461202103
Ticker: INTU
Meeting Date: 19-Jan-23
Meeting Type: Annual
1a.	Election of Director: Eve Burton	Management	For	Voted - For
1b.	Election of Director: Scott D. Cook	Management	For	Voted - For
1c.	Election of Director: Richard L. Dalzell	Management	For	Voted - For
1d.	Election of Director: Sasan K. Goodarzi	Management	For	Voted - For
1e.	Election of Director: Deborah Liu	Management	For	Voted - For
1f.	Election of Director: Tekedra Mawakana	Management	For	Voted - For
1g.	Election of Director: Suzanne Nora Johnson	Management	For	Voted - For
1h.	Election of Director: Thomas Szkutak	Management	For	Voted - For
1i.	Election of Director: Raul Vazquez	Management	For	Voted - For
2.	Advisory vote to approve Intuit's executive compensation (say-on-pay)	Management	For	Voted - For
3.	Ratification of the selection of Ernst & Young LLP as Intuit's independent registered public accounting firm for the fiscal year ending July 31, 2023	Management	For	Voted - For
4.	Approval of the Amended and Restated Employee Stock Purchase Plan to increase the share reserve by an additional 2,000,000 shares	Management	For	Voted - For
INTUITIVE SURGICAL, INC.
Security ID: 46120E602
Ticker: ISRG
Meeting Date: 27-Apr-23
Meeting Type: Annual
1a.	Election of Director: Craig H. Barratt, Ph.D.	Management	For	Voted - For
1b.	Election of Director: Joseph C. Beery	Management	For	Voted - For
1c.	Election of Director: Gary S. Guthart, Ph.D.	Management	For	Voted - For
1d.	Election of Director: Amal M. Johnson	Management	For	Voted - For
1e.	Election of Director: Don R. Kania, Ph.D.	Management	For	Voted - For
1f.	Election of Director: Amy L. Ladd, M.D.	Management	For	Voted - For
1g.	Election of Director: Keith R. Leonard, Jr.	Management	For	Voted - For
1h.	Election of Director: Alan J. Levy, Ph.D.	Management	For	Voted - For
1i.	Election of Director: Jami Dover Nachtsheim	Management	For	Voted - For
1j.	Election of Director: Monica P. Reed, M.D.	Management	For	Voted - For
1k.	Election of Director: Mark J. Rubash	Management	For	Voted - For
2.	To approve, by advisory vote, the compensation of the Company's Named Executive Officers	Management	For	Voted - For
3.	To approve, by advisory vote, the frequency of the advisory vote on the compensation of the Company's Named Executive Officers.	Management	1 Year	Voted - 1 Year
4.	The ratification of appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5.	The stockholder proposal regarding pay equity disclosure.	Shareholder	Against	Voted - Against
LULULEMON ATHLETICA INC.
Security ID: 550021109
Ticker: LULU
Meeting Date: 07-Jun-23
Meeting Type: Annual
1a.	Election of Class I Director: Michael Casey	Management	For	Voted - For
1b.	Election of Class I Director: Glenn Murphy	Management	For	Voted - For
1c.	Election of Class I Director: David Mussafer	Management	For	Voted - For
1d.	Election of Class II Director: Isabel Mahe	Management	For	Voted - For
2.	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending January 28, 2024.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation of the Company's named executive officers.	Management	For	Voted - For
4.	To cast an advisory vote on the frequency of including advisory say-on-pay votes in proxy materials for future shareholder meetings.	Management	For	Voted - 3 Years
5.	To approve the adoption of the lululemon 2023 Equity Incentive Plan.	Management	For	Voted - For
MASTERCARD INCORPORATED
Security ID: 57636Q104
Ticker: MA
Meeting Date: 27-Jun-23
Meeting Type: Annual
1a.	ELECTION OF DIRECTOR: Merit E. Janow	Management	For	Voted - For
1b.	ELECTION OF DIRECTOR: Candido Bracher	Management	For	Voted - For
1c.	ELECTION OF DIRECTOR: Richard K. Davis	Management	For	Voted - For
1d.	ELECTION OF DIRECTOR: Julius Genachowski	Management	For	Voted - For
1e.	ELECTION OF DIRECTOR: Choon Phong Goh	Management	For	Voted - For
1f.	ELECTION OF DIRECTOR: Oki Matsumoto	Management	For	Voted - For
1g.	ELECTION OF DIRECTOR: Michael Miebach	Management	For	Voted - For
1h.	ELECTION OF DIRECTOR: Youngme Moon	Management	For	Voted - For
1i.	ELECTION OF DIRECTOR: Rima Qureshi	Management	For	Voted - For
1j.	ELECTION OF DIRECTOR: Gabrielle Sulzberger	Management	For	Voted - For
1k.	ELECTION OF DIRECTOR: Harit Talwar	Management	For	Voted - For
1l.	ELECTION OF DIRECTOR: Lance Uggla	Management	For	Voted - For
2.	Advisory approval of Mastercard's executive compensation.	Management	For	Voted - For
3.	Advisory approval of the frequency of future advisory votes on executive compensation.	Management	For	Voted - 3 Years
4.	Approval of Mastercard Incorporated Employee Stock Purchase Plan.	Management	For	Voted - For
5.	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Mastercard for 2023.	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

6.	Consideration of a stockholder proposal requesting a report on ensuring respect for civil liberties.	Shareholder	Against	Voted - Against
7.	Consideration of a stockholder proposal requesting a report on Mastercard's stance on new Merchant Category Code.	Shareholder	Against	Voted - Against
8.	Consideration of a stockholder proposal requesting lobbying disclosure.	Shareholder	Against	Voted - Against
9.	Consideration of a stockholder proposal requesting stockholders approve advance notice bylaw amendments.	Shareholder	Against	Voted - Against
10.	Consideration of a stockholder proposal requesting a report on the cost-benefit analysis of diversity and inclusion efforts.	Shareholder	Against	Voted - Against
META PLATFORMS, INC.
Security ID: 30303M102
Ticker: META
Meeting Date: 31-May-23
Meeting Type: Annual
1.1	Director: Peggy Alford	Management	For	Voted - For
1.2	Director: Marc L. Andreessen	Management	For	Voted - For
1.3	Director: Andrew W. Houston	Management	For	Voted - For
1.4	Director: Nancy Killefer	Management	For	Voted - For
1.5	Director: Robert M. Kimmitt	Management	For	Voted - For
1.6	Director: Sheryl K. Sandberg	Management	For	Voted - For
1.7	Director: Tracey T. Travis	Management	For	Voted - For
1.8	Director: Tony Xu	Management	For	Voted - For
1.9	Director: Mark Zuckerberg	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as Meta Platforms, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
3.	A shareholder proposal regarding government takedown requests.	Shareholder	Against	Voted - Against
4.	A shareholder proposal regarding dual class capital structure.	Shareholder	Against	Voted - Against
5.	A shareholder proposal regarding human rights impact assessment of targeted advertising.	Shareholder	Against	Voted - Against
6.	A shareholder proposal regarding report on lobbying disclosures.	Shareholder	Against	Voted - Against
7.	A shareholder proposal regarding report on allegations of political entanglement and content management biases in India.	Shareholder	Against	Voted - Against
8.	A shareholder proposal regarding report on framework to assess company lobbying alignment with climate goals.	Shareholder	Against	Voted - Against
9.	A shareholder proposal regarding report on reproductive rights and data privacy.	Shareholder	Against	Voted - Against
10.	A shareholder proposal regarding report on enforcement of Community Standards and user content.	Shareholder	Against	Voted - Against

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

11.	A shareholder proposal regarding report on child safety impacts and actual harm reduction to children.	Shareholder	Against	Voted - Against
12.	A shareholder proposal regarding report on pay calibration to externalized costs.	Shareholder	Against	Voted - Against
13.	A shareholder proposal regarding performance review of the audit & risk oversight committee.	Shareholder	Against	Voted - Against
MICROSOFT CORPORATION
Security ID: 594918104
Ticker: MSFT
Meeting Date: 13-Dec-22
Meeting Type: Annual
1a.	Election of Director: Reid G. Hoffman	Management	For	Voted - For
1b.	Election of Director: Hugh F. Johnston	Management	For	Voted - For
1c.	Election of Director: Teri L. List	Management	For	Voted - For
1d.	Election of Director: Satya Nadella	Management	For	Voted - For
1e.	Election of Director: Sandra E. Peterson	Management	For	Voted - For
1f.	Election of Director: Penny S. Pritzker	Management	For	Voted - For
1g.	Election of Director: Carlos A. Rodriguez	Management	For	Voted - For
1h.	Election of Director: Charles W. Scharf	Management	For	Voted - For
1i.	Election of Director: John W. Stanton	Management	For	Voted - For
1j.	Election of Director: John W. Thompson	Management	For	Voted - For
1k.	Election of Director: Emma N. Walmsley	Management	For	Voted - For
1l.	Election of Director: Padmasree Warrior	Management	For	Voted - For
2.	Advisory vote to approve named executive officer compensation	Management	For	Voted - For
3.	Ratification of the Selection of Deloitte & Touche LLP as our Independent Auditor for Fiscal Year 2023	Management	For	Voted - For
4.	Shareholder Proposal - Cost/Benefit Analysis of Diversity and Inclusion	Shareholder	Against	Voted - Against
5.	Shareholder Proposal - Report on Hiring of Persons with Arrest or Incarceration Records	Shareholder	Against	Voted - Against
6.	Shareholder Proposal - Report on Investment of Retirement Funds in Companies Contributing to Climate Change	Shareholder	Against	Voted - Against
7.	Shareholder Proposal - Report on Government Use of Microsoft Technology	Shareholder	Against	Voted - Against
8.	Shareholder Proposal - Report on Development of Products for Military	Shareholder	Against	Voted - Against
9.	Shareholder Proposal - Report on Tax Transparency	Shareholder	Against	Voted - Against
NETFLIX, INC.
Security ID: 64110L106
Ticker: NFLX
Meeting Date: 01-Jun-23
Meeting Type: Annual
1a.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Mathias Döpfner	Management	For	Voted - For
1b.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Reed Hastings	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1c.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Jay Hoag	Management	For	Voted - For
1d.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Ted Sarandos	Management	For	Voted - For
2.	Ratification of appointment of independent registered public accounting firm.	Management	For	Voted - For
3.	Advisory approval of named executive officer compensation.	Management	For	Voted - For
4.	Advisory vote on the frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
5.	Stockholder proposal entitled, "Proposal 5 - Reform the Current Impossible Special Shareholder Meeting Requirements," if properly presented at the meeting.	Shareholder	Against	Voted - Against
6.	Stockholder proposal entitled, "Netflix- Exclusive Board of Directors," if properly presented at the meeting.	Shareholder	Against	Voted - Against
7.	Stockholder proposal requesting a report on the Company's 401(K) Plan, if properly presented at the meeting.	Shareholder	Against	Voted - Against
8.	Stockholder proposal entitled, "Policy on Freedom of Association," if properly presented at the meeting.	Shareholder	Against	Voted - Against
NIKE, INC.
Security ID: 654106103
Ticker: NKE
Meeting Date: 09-Sep-22
Meeting Type: Annual
1a.	Election of Class B Director: Alan B. Graf, Jr.	Management	For	Voted - For
1b.	Election of Class B Director: Peter B. Henry	Management	For	Voted - For
1c.	Election of Class B Director: Michelle A. Peluso	Management	For	Voted - For
2.	To approve executive compensation by an advisory vote.	Management	For	Voted - For
3.	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	Management	For	Voted - For
4.	To approve the amendment of the NIKE, Inc. Employee Stock Purchase Plan to increase authorized shares.	Management	For	Voted - For
5.	To consider a shareholder proposal regarding a policy on China sourcing, if properly presented at the meeting.	Shareholder	Against	Voted - Against
NVIDIA CORPORATION
Security ID: 67066G104
Ticker: NVDA
Meeting Date: 22-Jun-23
Meeting Type: Annual
1a.	Election of Director: Robert K. Burgess	Management	For	Voted - For
1b.	Election of Director: Tench Coxe	Management	For	Voted - For
1c.	Election of Director: John O. Dabiri	Management	For	Voted - For
1d.	Election of Director: Persis S. Drell	Management	For	Voted - For
1e.	Election of Director: Jen-Hsun Huang	Management	For	Voted - For

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1f.	Election of Director: Dawn Hudson	Management	For	Voted - For
1g.	Election of Director: Harvey C. Jones	Management	For	Voted - For
1h.	Election of Director: Michael G. McCaffery	Management	For	Voted - For
1i.	Election of Director: Stephen C. Neal	Management	For	Voted - For
1j.	Election of Director: Mark L. Perry	Management	For	Voted - For
1k.	Election of Director: A. Brooke Seawell	Management	For	Voted - For
1l.	Election of Director: Aarti Shah	Management	For	Voted - For
1m.	Election of Director: Mark A. Stevens	Management	For	Voted - For
2.	Advisory approval of our executive compensation.	Management	For	Voted - For
3.	Advisory approval of the frequency of holding an advisory vote on our executive compensation.	Management	For	Voted - 3 Years
4.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2024.	Management	For	Voted - For
PAYPAL HOLDINGS, INC.
Security ID: 70450Y103
Ticker: PYPL
Meeting Date: 24-May-23
Meeting Type: Annual
1a.	Election of Director: Rodney C. Adkins	Management	For	Voted - For
1b.	Election of Director: Jonathan Christodoro	Management	For	Voted - For
1c.	Election of Director: John J. Donahoe	Management	For	Voted - For
1d.	Election of Director: David W. Dorman	Management	For	Voted - For
1e.	Election of Director: Belinda J. Johnson	Management	For	Voted - For
1f.	Election of Director: Enrique Lores	Management	For	Voted - For
1g.	Election of Director: Gail J. McGovern	Management	For	Voted - For
1h.	Election of Director: Deborah M. Messemer	Management	For	Voted - For
1i.	Election of Director: David M. Moffett	Management	For	Voted - For
1j.	Election of Director: Ann M. Sarnoff	Management	For	Voted - For
1k.	Election of Director: Daniel H. Schulman	Management	For	Voted - For
1l.	Election of Director: Frank D. Yeary	Management	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer Compensation.	Management	For	Voted - For
3.	Approval of the PayPal Holdings, Inc. 2015 Equity Incentive Award Plan, as Amended and Restated.	Management	For	Voted - For
4.	Ratification of the Appointment of PricewaterhouseCoopers LLP as Our Independent Auditor for 2023.	Management	For	Voted - For
5.	Stockholder Proposal - Provision of Services in Conflict Zones.	Shareholder	Against	Voted - Against
6.	Stockholder Proposal - Reproductive Rights and Data Privacy.	Shareholder	Against	Voted - Against
7.	Stockholder Proposal - PayPal Transparency Reports.	Shareholder	Against	Voted - Against
8.	Stockholder Proposal - Report on Ensuring Respect for Civil Liberties.	Shareholder	Against	Voted - Against
9.	Stockholder Proposal - Adopt Majority Vote Standard for Director Elections.	Shareholder	Against	Voted - Against

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

PINTEREST, INC.
Security ID: 72352L106
Ticker: PINS
Meeting Date: 25-May-23
Meeting Type: Annual
1a.	Election of Class I Director to hold office until the 2026 annual meeting: Jeffrey Jordan	Management	For	Voted - For
1b.	Election of Class I Director to hold office until the 2026 annual meeting: Jeremy Levine	Management	For	Voted - For
1c.	Election of Class I Director to hold office until the 2026 annual meeting: Gokul Rajaram	Management	For	Voted - For
1d.	Election of Class I Director to hold office until the 2026 annual meeting: Marc Steinberg	Management	For	Voted - For
2.	Approve, on an advisory non-binding basis, the compensation of our named executive officers	Management	For	Voted - For
3.	Ratify the audit and risk committee's selection of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year 2023.	Management	For	Voted - For
4.	Consider and vote on a stockholder proposal requesting a report on certain data relating to anti-harassment and anti-discrimination, if properly presented.	Shareholder	Against	Voted - Against
5.	Consider and vote on a stockholder proposal requesting additional reporting on government requests to remove content, if properly presented.	Shareholder	Against	Voted - Against
RINGCENTRAL, INC.
Security ID: 76680R206
Ticker: RNG
Meeting Date: 15-Dec-22
Meeting Type: Annual
1.1	Director: Vladimir Shmunis	Management	For	Voted - For
1.2	Director: Kenneth Goldman	Management	For	Voted - For
1.3	Director: Michelle McKenna	Management	For	Voted - For
1.4	Director: Robert Theis	Management	For	Voted - For
1.5	Director: Allan Thygesen	Management	For	Voted - For
1.6	Director: Neil Williams	Management	For	Voted - For
1.7	Director: Mignon Clyburn	Management	For	Voted - For
1.8	Director: Arne Duncan	Management	For	Voted - For
1.9	Director: Tarek Robbiati	Management	For	Voted - For
1.10	Director: Sridhar Srinivasan	Management	For	Voted - For
2.	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2022 (Proposal Two).	Management	For	Voted - For
3.	To approve, on an advisory, non-binding basis, the named executive officers' compensation, as disclosed in the proxy statement (Proposal Three).	Management	For	Voted - For
4.	To approve, on an advisory, non-binding basis, the frequency of future advisory votes on executive compensation (Proposal Four).	Management	1 Year	Voted - 1 Year

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5.	To approve an amendment and restatement of our 2013 Equity Incentive Plan (Proposal Five).	Management	For	Voted - For
SERVICENOW, INC.
Security ID: 81762P102
Ticker: NOW
Meeting Date: 01-Jun-23
Meeting Type: Annual
1a.	Election of Director: Susan L. Bostrom	Management	For	Voted - For
1b.	Election of Director: Teresa Briggs	Management	For	Voted - For
1c.	Election of Director: Jonathan C. Chadwick	Management	For	Voted - For
1d.	Election of Director: Paul E. Chamberlain	Management	For	Voted - For
1e.	Election of Director: Lawrence J. Jackson, Jr.	Management	For	Voted - For
1f.	Election of Director: Frederic B. Luddy	Management	For	Voted - For
1g.	Election of Director: William R. McDermott	Management	For	Voted - For
1h.	Election of Director: Jeffrey A. Miller	Management	For	Voted - For
1i.	Election of Director: Joseph "Larry" Quinlan	Management	For	Voted - For
1j.	Election of Director: Anita M. Sands	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation of our Named Executive Officers ("Say-on-Pay").	Management	For	Voted - For
3.	To ratify PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2023.	Management	For	Voted - For
4.	To approve the Amended and Restated 2021 Equity Incentive Plan to increase the number of shares reserved for issuance.	Management	For	Voted - For
5.	To elect Deborah Black as a director.	Management	For	Voted - For
SHOPIFY INC.
Security ID: 82509L107
Ticker: SHOP
Meeting Date: 27-Jun-23
Meeting Type: Annual
1A	Election of Director: Tobias Lütke	Management	For	Voted - For
1B	Election of Director: Robert Ashe	Management	For	Voted - For
1C	Election of Director: Gail Goodman	Management	For	Voted - For
1D	Election of Director: Colleen Johnston	Management	For	Voted - For
1E	Election of Director: Jeremy Levine	Management	For	Voted - For
1F	Election of Director: Toby Shannan	Management	For	Voted - For
1G	Election of Director: Fidji Simo	Management	For	Voted - For
1H	Election of Director: Bret Taylor	Management	For	Voted - For
2	Auditor Proposal Resolution approving the re- appointment of PricewaterhouseCoopers LLP as auditors of Shopify Inc. and authorizing the Board of Directors to fix their remuneration.	Management	For	Voted - For
3
Advisory Vote on Executive Compensation Proposal Non-binding advisory resolution that the shareholders accept Shopify Inc.'s approach to executive compensation as disclosed in the Management Information Circular for the Meeting.
		Management	For	Voted - For

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

THE CHARLES SCHWAB CORPORATION
Security ID: 808513105
Ticker: SCHW
Meeting Date: 18-May-23
Meeting Type: Annual
1a.	Election of director: Marianne C. Brown	Management	For	Voted - For
1b.	Election of director: Frank C. Herringer	Management	For	Voted - For
1c.	Election of director: Gerri K. Martin-Flickinger	Management	For	Voted - For
1d.	Election of director: Todd M. Ricketts	Management	For	Voted - For
1e.	Election of director: Carolyn Schwab- Pomerantz	Management	For	Voted - For
2.	Ratification of the selection of Deloitte & Touche LLP as independent auditors	Management	For	Voted - For
3.	Advisory vote to approve named executive officer compensation	Management	For	Voted - For
4.	Frequency of advisory vote on named executive officer compensation	Management	1 Year	Voted - 1 Year
5.	Stockholder Proposal requesting pay equity disclosure	Shareholder	Against	Voted - Against
6.	Stockholder Proposal requesting company report on discrimination risk oversight and impact	Shareholder	Against	Voted - Against
THE WALT DISNEY COMPANY
Security ID: 254687106
Ticker: DIS
Meeting Date: 03-Apr-23
Meeting Type: Annual
1a.	Election of Director: Mary T. Barra	Management	For	Voted - For
1b.	Election of Director: Safra A. Catz	Management	For	Voted - For
1c.	Election of Director: Amy L. Chang	Management	For	Voted - For
1d.	Election of Director: Francis A. deSouza	Management	For	Voted - For
1e.	Election of Director: Carolyn N. Everson	Management	For	Voted - For
1f.	Election of Director: Michael B.G. Froman	Management	For	Voted - For
1g.	Election of Director: Robert A. Iger	Management	For	Voted - For
1h.	Election of Director: Maria Elena Lagomasino	Management	For	Voted - For
1i.	Election of Director: Calvin R. McDonald	Management	For	Voted - For
1j.	Election of Director: Mark G. Parker	Management	For	Voted - For
1k.	Election of Director: Derica W. Rice	Management	For	Voted - For
2.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal 2023.	Management	For	Voted - For
3.	Consideration of an advisory vote to approve executive compensation.	Management	For	Voted - For
4.	Consideration of an advisory vote on the frequency of advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
5.	Shareholder proposal, if properly presented at the meeting, requesting a report on operations related to China.	Shareholder	Against	Voted - Against
6.	Shareholder proposal, if properly presented at the meeting, requesting charitable contributions disclosure.	Shareholder	Against	Voted - Against

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

7.	Shareholder proposal, if properly presented at the meeting, requesting a political expenditures report.	Shareholder	Against	Voted - Against
UBER TECHNOLOGIES, INC.
Security ID: 90353T100
Ticker: UBER
Meeting Date: 08-May-23
Meeting Type: Annual
1a.	Election of Director: Ronald Sugar	Management	For	Voted - For
1b.	Election of Director: Revathi Advaithi	Management	For	Voted - For
1c.	Election of Director: Ursula Burns	Management	For	Voted - For
1d.	Election of Director: Robert Eckert	Management	For	Voted - For
1e.	Election of Director: Amanda Ginsberg	Management	For	Voted - For
1f.	Election of Director: Dara Khosrowshahi	Management	For	Voted - For
1g.	Election of Director: Wan Ling Martello	Management	For	Voted - For
1h.	Election of Director: John Thain	Management	For	Voted - For
1i.	Election of Director: David Trujillo	Management	For	Voted - For
1j.	Election of Director: Alexander Wynaendts	Management	For	Voted - For
2.	Advisory vote to approve 2022 named executive officer compensation.	Management	For	Voted - For
3.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2023.	Management	For	Voted - For
4.	Stockholder proposal to prepare an independent third-party audit on Driver health and safety.	Shareholder	Against	Voted - Against
UNITEDHEALTH GROUP INCORPORATED
Security ID: 91324P102
Ticker: UNH
Meeting Date: 05-Jun-23
Meeting Type: Annual
1a.	Election of Director: Timothy Flynn	Management	For	Voted - For
1b.	Election of Director: Paul Garcia	Management	For	Voted - For
1c.	Election of Director: Kristen Gil	Management	For	Voted - For
1d.	Election of Director: Stephen Hemsley	Management	For	Voted - For
1e.	Election of Director: Michele Hooper	Management	For	Voted - For
1f.	Election of Director: F. William McNabb III	Management	For	Voted - For
1g.	Election of Director: Valerie Montgomery Rice, M.D.	Management	For	Voted - For
1h.	Election of Director: John Noseworthy, M.D.	Management	For	Voted - For
1i.	Election of Director: Andrew Witty	Management	For	Voted - For
2.	Advisory approval of the Company's executive compensation.	Management	For	Voted - For
3.	Advisory approval of the frequency of holding future say-on-pay votes.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2023.	Management	For	Voted - For
5.	If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal seeking a third-party racial equity audit.	Shareholder	Against	Voted - Against

RiverPark Large Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

6.	If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal requiring a political contributions congruency report.	Shareholder	Against	Voted - Against
7.	If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal seeking shareholder ratification of termination pay.	Shareholder	Against	Voted - Against
VISA INC.
Security ID: 92826C839
Ticker: V
Meeting Date: 24-Jan-23
Meeting Type: Annual
1a.	Election of Director: Lloyd A. Carney	Management	For	Voted - For
1b.	Election of Director: Kermit R. Crawford	Management	For	Voted - For
1c.	Election of Director: Francisco Javier Fernández-Carbajal	Management	For	Voted - For
1d.	Election of Director: Alfred F. Kelly, Jr.	Management	For	Voted - For
1e.	Election of Director: Ramon Laguarta	Management	For	Voted - For
1f.	Election of Director: Teri L. List	Management	For	Voted - For
1g.	Election of Director: John F. Lundgren	Management	For	Voted - For
1h.	Election of Director: Denise M. Morrison	Management	For	Voted - For
1i.	Election of Director: Linda J. Rendle	Management	For	Voted - For
1j.	Election of Director: Maynard G. Webb, Jr.	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation paid to our named executive officers.	Management	For	Voted - For
3.	To hold an advisory vote on the frequency of future advisory votes to approve executive compensation.	Management	1 Year	Voted - 1 Year
4.	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year 2023.	Management	For	Voted - For
5.	To vote on a stockholder proposal requesting an independent board chair policy.	Shareholder	Against	Voted - Against
WORKDAY, INC.
Security ID: 98138H101
Ticker: WDAY
Meeting Date: 22-Jun-23
Meeting Type: Annual
1a.	Election of Class II Director: Christa Davies	Management	For	Voted - For
1b.	Election of Class II Director: Wayne A.I. Frederick, M.D.	Management	For	Voted - For
1c.	Election of Class II Director: Mark J. Hawkins	Management	For	Voted - For
1d.	Election of Class II Director: George J. Still, Jr.	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as Workday's independent registered public accounting firm for the fiscal year ending January 31, 2024.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation of our named executive officers as disclosed in the Proxy Statement.	Management	For	Voted - For
4.	To consider and vote upon a stockholder proposal regarding amendment of our Bylaws.	Shareholder	Against	Voted - Against

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
ADOBE INC.
Security ID: 00724F101
Ticker: ADBE
Meeting Date: 20-Apr-23
Meeting Type: Annual
1a.	Election of Director to serve for a one-year term: Amy Banse	Management	For	Voted - For
1b.	Election of Director to serve for a one-year term: Brett Biggs	Management	For	Voted - For
1c.	Election of Director to serve for a one-year term: Melanie Boulden	Management	For	Voted - For
1d.	Election of Director to serve for a one-year term: Frank Calderoni	Management	For	Voted - For
1e.	Election of Director to serve for a one-year term: Laura Desmond	Management	For	Voted - For
1f.	Election of Director to serve for a one-year term: Shantanu Narayen	Management	For	Voted - For
1g.	Election of Director to serve for a one-year term: Spencer Neumann	Management	For	Voted - For
1h.	Election of Director to serve for a one-year term: Kathleen Oberg	Management	For	Voted - For
1i.	Election of Director to serve for a one-year term: Dheeraj Pandey	Management	For	Voted - For
1j.	Election of Director to serve for a one-year term: David Ricks	Management	For	Voted - For
1k.	Election of Director to serve for a one-year term: Daniel Rosensweig	Management	For	Voted - For
1l.	Election of Director to serve for a one-year term: John Warnock	Management	For	Voted - For
2.	Approve the 2019 Equity Incentive Plan, as amended, to increase the available share reserve by 12,000,000 shares.	Management	For	Voted - For
3.	Ratify the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending on December 1, 2023.	Management	For	Voted - For
4.	Approve, on an advisory basis, the compensation of our named executive officers.	Management	For	Voted - For
5.	Approve, on an advisory basis, the frequency of the advisory vote on executive compensation.	Management	1 Year	Voted - 1 Year
6.	Stockholder Proposal - Report on Hiring of Persons with Arrest or Incarceration Records.	Shareholder	Against	Voted - Against
ALPHABET INC.
Security ID: 02079K305
Ticker: GOOGL
Meeting Date: 02-Jun-23
Meeting Type: Annual
1a.	Election of Director: Larry Page	Management	For	Voted - For
1b.	Election of Director: Sergey Brin	Management	For	Voted - For
1c.	Election of Director: Sundar Pichai	Management	For	Voted - For
1d.	Election of Director: John L. Hennessy	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1e.	Election of Director: Frances H. Arnold	Management	For	Voted - For
1f.	Election of Director: R. Martin "Marty" Chávez	Management	For	Voted - For
1g.	Election of Director: L. John Doerr	Management	For	Voted - For
1h.	Election of Director: Roger W. Ferguson Jr.	Management	For	Voted - For
1i.	Election of Director: Ann Mather	Management	For	Voted - For
1j.	Election of Director: K. Ram Shriram	Management	For	Voted - For
1k.	Election of Director: Robin L. Washington	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young LLP as Alphabet's independent registered public accounting firm for the fiscal year ending December 31, 2023	Management	For	Voted - For
3.	Approval of amendment and restatement of Alphabet's Amended and Restated 2021 Stock Plan to increase the share reserve by 170,000,000 (post stock split) shares of Class C capital stock	Management	For	Voted - For
4.	Advisory vote to approve compensation awarded to named executive officers	Management	For	Voted - For
5.	Advisory vote on the frequency of advisory votes to approve compensation awarded to named executive officers	Management	3 Years	Voted - 3 Years
6.	Stockholder proposal regarding a lobbying report	Shareholder	Against	Voted - Against
7.	Stockholder proposal regarding a congruency report	Shareholder	Against	Voted - Against
8.	Stockholder proposal regarding a climate lobbying report	Shareholder	Against	Voted - Against
9.	Stockholder proposal regarding a report on reproductive rights and data privacy	Shareholder	Against	Voted - Against
10.	Stockholder proposal regarding a human rights assessment of data center siting	Shareholder	Against	Voted - Against
11.	Stockholder proposal regarding a human rights assessment of targeted ad policies and practices	Shareholder	Against	Voted - Against
12.	Stockholder proposal regarding algorithm disclosures	Shareholder	Against	Voted - Against
13.	Stockholder proposal regarding a report on alignment of YouTube policies with legislation	Shareholder	Against	Voted - Against
14.	Stockholder proposal regarding a content governance report	Shareholder	Against	Voted - Against
15.	Stockholder proposal regarding a performance review of the Audit and Compliance Committee	Shareholder	Against	Voted - Against
16.	Stockholder proposal regarding bylaws amendment	Shareholder	Against	Voted - Against
17.	Stockholder proposal regarding "executives to retain significant stock"	Shareholder	Against	Voted - Against
18.	Stockholder proposal regarding equal shareholder voting	Shareholder	Against	Voted - Against
AMAZON.COM, INC.
Security ID: 023135106
Ticker: AMZN
Meeting Date: 24-May-23
Meeting Type: Annual
1a.	Election of Director: Jeffrey P. Bezos	Management	For	Voted - For
1b.	Election of Director: Andrew R. Jassy	Management	For	Voted - For
1c.	Election of Director: Keith B. Alexander	Management	For	Voted - For
1d.	Election of Director: Edith W. Cooper	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1e.	Election of Director: Jamie S. Gorelick	Management	For	Voted - For
1f.	Election of Director: Daniel P. Huttenlocher	Management	For	Voted - For
1g.	Election of Director: Judith A. McGrath	Management	For	Voted - For
1h.	Election of Director: Indra K. Nooyi	Management	For	Voted - For
1i.	Election of Director: Jonathan J. Rubinstein	Management	For	Voted - For
1j.	Election of Director: Patricia Q. Stonesifer	Management	For	Voted - For
1k.	Election of Director: Wendell P. Weeks	Management	For	Voted - For
2.	Ratification Of The Appointment Of Ernst & Young Llp As Independent Auditors	Management	For	Voted - For
3.	Advisory Vote To Approve Executive Compensation	Management	For	Voted - For
4.	Advisory Vote On The Frequency Of Future Advisory Votes On Executive Compensation	Management	1 Year	Voted - 1 Year
5.	Reapproval Of Our 1997 Stock Incentive Plan, As Amended And Restated, For Purposes Of French Tax Law	Management	For	Voted - For
6.	Shareholder Proposal Requesting A Report On Retirement Plan Options	Shareholder	Against	Voted - Against
7.	Shareholder Proposal Requesting A Report On Customer Due Diligence	Shareholder	Against	Voted - Against
8.	Shareholder Proposal Requesting Reporting On Content And Product Removal/Restrictions	Shareholder	Against	Voted - Against
9.	Shareholder Proposal Requesting A Report On Content Removal Requests	Shareholder	Against	Voted - Against
10.	Shareholder Proposal Requesting Additional Reporting On Stakeholder Impacts	Shareholder	Against	Voted - Against
11.	Shareholder Proposal Requesting Alternative Tax Reporting	Shareholder	Against	Voted - Against
12.	Shareholder Proposal Requesting Additional Reporting On Climate Lobbying	Shareholder	Against	Voted - Against
13.	Shareholder Proposal Requesting Additional Reporting On Gender/Racial Pay	Shareholder	Against	Voted - Against
14.	Shareholder Proposal Requesting An Analysis Of Costs Associated With Diversity, Equity, And Inclusion Programs	Shareholder	Against	Voted - Against
15.	Shareholder Proposal Requesting An Amendment To Our Bylaws To Require Shareholder Approval For Certain Future Amendments	Shareholder	Against	Voted - Against
16.	Shareholder Proposal Requesting Additional Reporting On Freedom Of Association	Shareholder	Against	Voted - Against
17.	Shareholder Proposal Requesting A New Policy Regarding Our Executive Compensation Process	Shareholder	Against	Voted - Against
18.	Shareholder Proposal Requesting Additional Reporting On Animal Welfare Standards	Shareholder	Against	Voted - Against
19.	Shareholder Proposal Requesting An Additional Board Committee	Shareholder	Against	Voted - Against
20.	Shareholder Proposal Requesting An Alternative Director Candidate Policy	Shareholder	Against	Voted - Against
21.	Shareholder Proposal Requesting A Report On Warehouse Working Conditions	Shareholder	Against	Voted - Against
22.	Shareholder Proposal Requesting A Report On Packaging Materials	Shareholder	Against	Voted - Against
23.	Shareholder Proposal Requesting A Report On Customer Use Of Certain Technologies	Shareholder	Against	Voted - Against

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

APPLE INC.
Security ID: 037833100
Ticker: AAPL
Meeting Date: 10-Mar-23
Meeting Type: Annual
1a	Election of Director: James Bell	Management	For	Voted - For
1b	Election of Director: Tim Cook	Management	For	Voted - For
1c	Election of Director: Al Gore	Management	For	Voted - For
1d	Election of Director: Alex Gorsky	Management	For	Voted - For
1e	Election of Director: Andrea Jung	Management	For	Voted - For
1f	Election of Director: Art Levinson	Management	For	Voted - For
1g	Election of Director: Monica Lozano	Management	For	Voted - For
1h	Election of Director: Ron Sugar	Management	For	Voted - For
1i	Election of Director: Sue Wagner	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young LLP as Apple's independent registered public accounting firm for fiscal 2023	Management	For	Voted - For
3.	Advisory vote to approve executive compensation	Management	For	Voted - For
4.	Advisory vote on the frequency of advisory votes on executive compensation	Management	1 Year	Voted - 1 Year
5.	A shareholder proposal entitled "Civil Rights and Non-Discrimination Audit Proposal"	Shareholder	Against	Voted - Against
6.	A shareholder proposal entitled "Communist China Audit"	Shareholder	Against	Voted - Against
7.	A shareholder proposal on Board policy for communication with shareholder proponents	Shareholder	Against	Voted - Against
8.	A shareholder proposal entitled "Racial and Gender Pay Gaps"	Shareholder	Against	Voted - Against
9.	A shareholder proposal entitled "Shareholder Proxy Access Amendments"	Shareholder	Against	Voted - Against
AUTODESK, INC.
Security ID: 052769106
Ticker: ADSK
Meeting Date: 21-Jun-23
Meeting Type: Annual
1a.	Election of Director: Andrew Anagnost	Management	For	Voted - For
1b.	Election of Director: Karen Blasing	Management	For	Voted - For
1c.	Election of Director: Reid French	Management	For	Voted - For
1d.	Election of Director: Dr. Ayanna Howard	Management	For	Voted - For
1e.	Election of Director: Blake Irving	Management	For	Voted - For
1f.	Election of Director: Mary T. McDowell	Management	For	Voted - For
1g.	Election of Director: Stephen Milligan	Management	For	Voted - For
1h.	Election of Director: Lorrie M. Norrington	Management	For	Voted - For
1i.	Election of Director: Betsy Rafael	Management	For	Voted - For
1j.	Election of Director: Rami Rahim	Management	For	Voted - For
1k.	Election of Director: Stacy J. Smith	Management	For	Voted - For
2.	Ratify the appointment of Ernst & Young LLP as Autodesk, Inc.'s independent registered public accounting firm for the fiscal year ending January 31, 2024.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	Approve, on an advisory (non-binding) basis, the compensation of Autodesk, Inc.'s named executive officers.	Management	For	Voted - For
4.	Approve, on an advisory (non-binding) basis, the frequency with which stockholders are provided an advisory (non-binding) vote on the compensation of Autodesk, Inc.'s named executive officers.	Management	For	Voted - 3 Years
BOOKING HOLDINGS INC.
Security ID: 09857L108
Ticker: BKNG
Meeting Date: 06-Jun-23
Meeting Type: Annual
1.1	Director: Glenn D. Fogel	Management	For	Voted - For
1.2	Director: Mirian M. Graddick-Weir	Management	For	Voted - For
1.3	Director: Wei Hopeman	Management	For	Voted - For
1.4	Director: Robert J. Mylod, Jr.	Management	For	Voted - For
1.5	Director: Charles H. Noski	Management	For	Voted - For
1.6	Director: Larry Quinlan	Management	For	Voted - For
1.7	Director: Nicholas J. Read	Management	For	Voted - For
1.8	Director: Thomas E. Rothman	Management	For	Voted - For
1.9	Director: Sumit Singh	Management	For	Voted - For
1.10	Director: Lynn V. Radakovich	Management	For	Voted - For
1.11	Director: Vanessa A. Wittman	Management	For	Voted - For
2.	Advisory vote to approve 2022 executive compensation.	Management	For	Voted - For
3.	Ratification of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
4.	Advisory vote on the frequency of future non- binding advisory votes on the compensation paid by the Company to its named executive officers.	Management	1 Year	Voted - 1 Year
5.	Stockholder proposal requesting a non- binding stockholder vote to ratify termination pay of executives.	Shareholder	Against	Voted - Against
DATADOG, INC.
Security ID: 23804L103
Ticker: DDOG
Meeting Date: 08-Jun-23
Meeting Type: Annual
1a.	Election of Class I Director, each to hold office until our Annual Meeting of Stockholders in 2026: Olivier Pomel	Management	For	Voted - For
1b.	Election of Class I Director, each to hold office until our Annual Meeting of Stockholders in 2026: Dev Ittycheria	Management	For	Voted - For
1c.	Election of Class I Director, each to hold office until our Annual Meeting of Stockholders in 2026: Shardul Shah	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	Advisory vote to approve the compensation of our named executive officers.	Management	For	Voted - For
3.	To ratify the selection by the Audit Committee of our Board of Directors of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
FIVE9, INC.
Security ID: 338307101
Ticker: FIVN
Meeting Date: 16-May-23
Meeting Type: Annual
1.1	Director: Michael Burkland	Management	For	Voted - For
1.2	Director: Robert Zollars	Management	For	Voted - For
2.	To approve, on a non-binding advisory basis, the compensation of the named executive officers as disclosed in the proxy statement.	Management	For	Voted - For
3.	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2023.	Management	For	Voted - For
ILLUMINA, INC.
Security ID: 452327109
Ticker: ILMN
Meeting Date: 25-May-23
Meeting Type: Contested Annual
1A.	Illumina Nominee: Frances Arnold, Ph.D.	Management	For	Voted - For
1B.	Illumina Nominee: Francis A. deSouza	Management	For	Voted - For
1C.	Illumina Nominee: Caroline D. Dorsa	Management	For	Voted - For
1D.	Illumina Nominee: Robert S. Epstein, M.D.	Management	For	Voted - For
1E.	Illumina Nominee: Scott Gottlieb, M.D.	Management	For	Voted - For
1F.	Illumina Nominee: Gary S. Guthart, Ph.D.	Management	For	Voted - For
1G.	Illumina Nominee: Philip W. Schiller	Management	For	Voted - For
1H.	Illumina Nominee: Susan E. Siegel	Management	For	Voted - For
1I.	Illumina Nominee: John W. Thompson	Management	For	Voted - For
1J.	Icahn Group Nominee OPPOSED by the Company: Vincent J. Intrieri	Management	For	Voted - Withheld
1K.	Icahn Group Nominee OPPOSED by the Company: Jesse A. Lynn	Management	For	Voted - Withheld
1L.	Icahn Group Nominee OPPOSED by the Company: Andrew J. Teno	Management	For	Voted - Withheld
2.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation provided to our named executive officers as disclosed in the Proxy Statement.	Management	For	Voted - For
4.	To approve, on an advisory basis, the frequency of holding an advisory vote to approve compensation provided to our "named executive officers".	Management	1 Year	Voted - 1 Year

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5.	To approve certain amendments to the Illumina, Inc. 2015 Stock and Incentive Plan	Management	For	Voted - For
INTUIT INC.
Security ID: 461202103
Ticker: INTU
Meeting Date: 19-Jan-23
Meeting Type: Annual
1a.	Election of Director: Eve Burton	Management	For	Voted - For
1b.	Election of Director: Scott D. Cook	Management	For	Voted - For
1c.	Election of Director: Richard L. Dalzell	Management	For	Voted - For
1d.	Election of Director: Sasan K. Goodarzi	Management	For	Voted - For
1e.	Election of Director: Deborah Liu	Management	For	Voted - For
1f.	Election of Director: Tekedra Mawakana	Management	For	Voted - For
1g.	Election of Director: Suzanne Nora Johnson	Management	For	Voted - For
1h.	Election of Director: Thomas Szkutak	Management	For	Voted - For
1i.	Election of Director: Raul Vazquez	Management	For	Voted - For
2.	Advisory vote to approve Intuit's executive compensation (say-on-pay)	Management	For	Voted - For
3.	Ratification of the selection of Ernst & Young LLP as Intuit's independent registered public accounting firm for the fiscal year ending July 31, 2023	Management	For	Voted - For
4.	Approval of the Amended and Restated Employee Stock Purchase Plan to increase the share reserve by an additional 2,000,000 shares	Management	For	Voted - For
INTUITIVE SURGICAL, INC.
Security ID: 46120E602
Ticker: ISRG
Meeting Date: 27-Apr-23
Meeting Type: Annual
1a.	Election of Director: Craig H. Barratt, Ph.D.	Management	For	Voted - For
1b.	Election of Director: Joseph C. Beery	Management	For	Voted - For
1c.	Election of Director: Gary S. Guthart, Ph.D.	Management	For	Voted - For
1d.	Election of Director: Amal M. Johnson	Management	For	Voted - For
1e.	Election of Director: Don R. Kania, Ph.D.	Management	For	Voted - For
1f.	Election of Director: Amy L. Ladd, M.D.	Management	For	Voted - For
1g.	Election of Director: Keith R. Leonard, Jr.	Management	For	Voted - For
1h.	Election of Director: Alan J. Levy, Ph.D.	Management	For	Voted - For
1i.	Election of Director: Jami Dover Nachtsheim	Management	For	Voted - For
1j.	Election of Director: Monica P. Reed, M.D.	Management	For	Voted - For
1k.	Election of Director: Mark J. Rubash	Management	For	Voted - For
2.	To approve, by advisory vote, the compensation of the Company's Named Executive Officers	Management	For	Voted - For
3.	To approve, by advisory vote, the frequency of the advisory vote on the compensation of the Company's Named Executive Officers.	Management	1 Year	Voted - 1 Year
4.	The ratification of appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5.	The stockholder proposal regarding pay equity disclosure.	Shareholder	Against	Voted - Against
LULULEMON ATHLETICA INC.
Security ID: 550021109
Ticker: LULU
Meeting Date: 07-Jun-23
Meeting Type: Annual
1a.	Election of Class I Director: Michael Casey	Management	For	Voted - For
1b.	Election of Class I Director: Glenn Murphy	Management	For	Voted - For
1c.	Election of Class I Director: David Mussafer	Management	For	Voted - For
1d.	Election of Class II Director: Isabel Mahe	Management	For	Voted - For
2.	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending January 28, 2024.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation of the Company's named executive officers.	Management	For	Voted - For
4.	To cast an advisory vote on the frequency of including advisory say-on-pay votes in proxy materials for future shareholder meetings.	Management	For	Voted - 3 Years
5.	To approve the adoption of the lululemon 2023 Equity Incentive Plan.	Management	For	Voted - For
MASTERCARD INCORPORATED
Security ID: 57636Q104
Ticker: MA
Meeting Date: 27-Jun-23
Meeting Type: Annual
1a.	ELECTION OF DIRECTOR: Merit E. Janow	Management	For	Voted - For
1b.	ELECTION OF DIRECTOR: Candido Bracher	Management	For	Voted - For
1c.	ELECTION OF DIRECTOR: Richard K. Davis	Management	For	Voted - For
1d.	ELECTION OF DIRECTOR: Julius Genachowski	Management	For	Voted - For
1e.	ELECTION OF DIRECTOR: Choon Phong Goh	Management	For	Voted - For
1f.	ELECTION OF DIRECTOR: Oki Matsumoto	Management	For	Voted - For
1g.	ELECTION OF DIRECTOR: Michael Miebach	Management	For	Voted - For
1h.	ELECTION OF DIRECTOR: Youngme Moon	Management	For	Voted - For
1i.	ELECTION OF DIRECTOR: Rima Qureshi	Management	For	Voted - For
1j.	ELECTION OF DIRECTOR: Gabrielle Sulzberger	Management	For	Voted - For
1k.	ELECTION OF DIRECTOR: Harit Talwar	Management	For	Voted - For
1l.	ELECTION OF DIRECTOR: Lance Uggla	Management	For	Voted - For
2.	Advisory approval of Mastercard's executive compensation.	Management	For	Voted - For
3.	Advisory approval of the frequency of future advisory votes on executive compensation.	Management	For	Voted - 3 Years
4.	Approval of Mastercard Incorporated Employee Stock Purchase Plan.	Management	For	Voted - For
5.	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Mastercard for 2023.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

6.	Consideration of a stockholder proposal requesting a report on ensuring respect for civil liberties.	Shareholder	Against	Voted - Against
7.	Consideration of a stockholder proposal requesting a report on Mastercard's stance on new Merchant Category Code.	Shareholder	Against	Voted - Against
8.	Consideration of a stockholder proposal requesting lobbying disclosure.	Shareholder	Against	Voted - Against
9.	Consideration of a stockholder proposal requesting stockholders approve advance notice bylaw amendments.	Shareholder	Against	Voted - Against
10.	Consideration of a stockholder proposal requesting a report on the cost-benefit analysis of diversity and inclusion efforts.	Shareholder	Against	Voted - Against
META PLATFORMS, INC.
Security ID: 30303M102
Ticker: META
Meeting Date: 31-May-23
Meeting Type: Annual
1.1	Director: Peggy Alford	Management	For	Voted - For
1.2	Director: Marc L. Andreessen	Management	For	Voted - For
1.3	Director: Andrew W. Houston	Management	For	Voted - For
1.4	Director: Nancy Killefer	Management	For	Voted - For
1.5	Director: Robert M. Kimmitt	Management	For	Voted - For
1.6	Director: Sheryl K. Sandberg	Management	For	Voted - For
1.7	Director: Tracey T. Travis	Management	For	Voted - For
1.8	Director: Tony Xu	Management	For	Voted - For
1.9	Director: Mark Zuckerberg	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as Meta Platforms, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
3.	A shareholder proposal regarding government takedown requests.	Shareholder	Against	Voted - Against
4.	A shareholder proposal regarding dual class capital structure.	Shareholder	Against	Voted - Against
5.	A shareholder proposal regarding human rights impact assessment of targeted advertising.	Shareholder	Against	Voted - Against
6.	A shareholder proposal regarding report on lobbying disclosures.	Shareholder	Against	Voted - Against
7.	A shareholder proposal regarding report on allegations of political entanglement and content management biases in India.	Shareholder	Against	Voted - Against
8.	A shareholder proposal regarding report on framework to assess company lobbying alignment with climate goals.	Shareholder	Against	Voted - Against
9.	A shareholder proposal regarding report on reproductive rights and data privacy.	Shareholder	Against	Voted - Against
10.	A shareholder proposal regarding report on enforcement of Community Standards and user content.	Shareholder	Against	Voted - Against

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

11.	A shareholder proposal regarding report on child safety impacts and actual harm reduction to children.	Shareholder	Against	Voted - Against
12.	A shareholder proposal regarding report on pay calibration to externalized costs.	Shareholder	Against	Voted - Against
13.	A shareholder proposal regarding performance review of the audit & risk oversight committee.	Shareholder	Against	Voted - Against
MICROSOFT CORPORATION
Security ID: 594918104
Ticker: MSFT
Meeting Date: 13-Dec-22
Meeting Type: Annual
1a.	Election of Director: Reid G. Hoffman	Management	For	Voted - For
1b.	Election of Director: Hugh F. Johnston	Management	For	Voted - For
1c.	Election of Director: Teri L. List	Management	For	Voted - For
1d.	Election of Director: Satya Nadella	Management	For	Voted - For
1e.	Election of Director: Sandra E. Peterson	Management	For	Voted - For
1f.	Election of Director: Penny S. Pritzker	Management	For	Voted - For
1g.	Election of Director: Carlos A. Rodriguez	Management	For	Voted - For
1h.	Election of Director: Charles W. Scharf	Management	For	Voted - For
1i.	Election of Director: John W. Stanton	Management	For	Voted - For
1j.	Election of Director: John W. Thompson	Management	For	Voted - For
1k.	Election of Director: Emma N. Walmsley	Management	For	Voted - For
1l.	Election of Director: Padmasree Warrior	Management	For	Voted - For
2.	Advisory vote to approve named executive officer compensation	Management	For	Voted - For
3.	Ratification of the Selection of Deloitte & Touche LLP as our Independent Auditor for Fiscal Year 2023	Management	For	Voted - For
4.	Shareholder Proposal - Cost/Benefit Analysis of Diversity and Inclusion	Shareholder	Against	Voted - Against
5.	Shareholder Proposal - Report on Hiring of Persons with Arrest or Incarceration Records	Shareholder	Against	Voted - Against
6.	Shareholder Proposal - Report on Investment of Retirement Funds in Companies Contributing to Climate Change	Shareholder	Against	Voted - Against
7.	Shareholder Proposal - Report on Government Use of Microsoft Technology	Shareholder	Against	Voted - Against
8.	Shareholder Proposal - Report on Development of Products for Military	Shareholder	Against	Voted - Against
9.	Shareholder Proposal - Report on Tax Transparency	Shareholder	Against	Voted - Against
NETFLIX, INC.
Security ID: 64110L106
Ticker: NFLX
Meeting Date: 01-Jun-23
Meeting Type: Annual
1a.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Mathias Döpfner	Management	For	Voted - For
1b.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Reed Hastings	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1c.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Jay Hoag	Management	For	Voted - For
1d.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Ted Sarandos	Management	For	Voted - For
2.	Ratification of appointment of independent registered public accounting firm.	Management	For	Voted - For
3.	Advisory approval of named executive officer compensation.	Management	For	Voted - For
4.	Advisory vote on the frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
5.	Stockholder proposal entitled, "Proposal 5 - Reform the Current Impossible Special Shareholder Meeting Requirements," if properly presented at the meeting.	Shareholder	Against	Voted - Against
6.	Stockholder proposal entitled, "Netflix- Exclusive Board of Directors," if properly presented at the meeting.	Shareholder	Against	Voted - Against
7.	Stockholder proposal requesting a report on the Company's 401(K) Plan, if properly presented at the meeting.	Shareholder	Against	Voted - Against
8.	Stockholder proposal entitled, "Policy on Freedom of Association," if properly presented at the meeting.	Shareholder	Against	Voted - Against
NIKE, INC.
Security ID: 654106103
Ticker: NKE
Meeting Date: 09-Sep-22
Meeting Type: Annual
1a.	Election of Class B Director: Alan B. Graf, Jr.	Management	For	Voted - For
1b.	Election of Class B Director: Peter B. Henry	Management	For	Voted - For
1c.	Election of Class B Director: Michelle A. Peluso	Management	For	Voted - For
2.	To approve executive compensation by an advisory vote.	Management	For	Voted - For
3.	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	Management	For	Voted - For
4.	To approve the amendment of the NIKE, Inc. Employee Stock Purchase Plan to increase authorized shares.	Management	For	Voted - For
5.	To consider a shareholder proposal regarding a policy on China sourcing, if properly presented at the meeting.	Shareholder	Against	Voted - Against
NVIDIA CORPORATION
Security ID: 67066G104
Ticker: NVDA
Meeting Date: 22-Jun-23
Meeting Type: Annual
1a.	Election of Director: Robert K. Burgess	Management	For	Voted - For
1b.	Election of Director: Tench Coxe	Management	For	Voted - For
1c.	Election of Director: John O. Dabiri	Management	For	Voted - For
1d.	Election of Director: Persis S. Drell	Management	For	Voted - For
1e.	Election of Director: Jen-Hsun Huang	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1f.	Election of Director: Dawn Hudson	Management	For	Voted - For
1g.	Election of Director: Harvey C. Jones	Management	For	Voted - For
1h.	Election of Director: Michael G. McCaffery	Management	For	Voted - For
1i.	Election of Director: Stephen C. Neal	Management	For	Voted - For
1j.	Election of Director: Mark L. Perry	Management	For	Voted - For
1k.	Election of Director: A. Brooke Seawell	Management	For	Voted - For
1l.	Election of Director: Aarti Shah	Management	For	Voted - For
1m.	Election of Director: Mark A. Stevens	Management	For	Voted - For
2.	Advisory approval of our executive compensation.	Management	For	Voted - For
3.	Advisory approval of the frequency of holding an advisory vote on our executive compensation.	Management	For	Voted - 3 Years
4.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2024.	Management	For	Voted - For
PAYPAL HOLDINGS, INC.
Security ID: 70450Y103
Ticker: PYPL
Meeting Date: 24-May-23
Meeting Type: Annual
1a.	Election of Director: Rodney C. Adkins	Management	For	Voted - For
1b.	Election of Director: Jonathan Christodoro	Management	For	Voted - For
1c.	Election of Director: John J. Donahoe	Management	For	Voted - For
1d.	Election of Director: David W. Dorman	Management	For	Voted - For
1e.	Election of Director: Belinda J. Johnson	Management	For	Voted - For
1f.	Election of Director: Enrique Lores	Management	For	Voted - For
1g.	Election of Director: Gail J. McGovern	Management	For	Voted - For
1h.	Election of Director: Deborah M. Messemer	Management	For	Voted - For
1i.	Election of Director: David M. Moffett	Management	For	Voted - For
1j.	Election of Director: Ann M. Sarnoff	Management	For	Voted - For
1k.	Election of Director: Daniel H. Schulman	Management	For	Voted - For
1l.	Election of Director: Frank D. Yeary	Management	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer Compensation.	Management	For	Voted - For
3.	Approval of the PayPal Holdings, Inc. 2015 Equity Incentive Award Plan, as Amended and Restated.	Management	For	Voted - For
4.	Ratification of the Appointment of PricewaterhouseCoopers LLP as Our Independent Auditor for 2023.	Management	For	Voted - For
5.	Stockholder Proposal - Provision of Services in Conflict Zones.	Shareholder	Against	Voted - Against
6.	Stockholder Proposal - Reproductive Rights and Data Privacy.	Shareholder	Against	Voted - Against
7.	Stockholder Proposal - PayPal Transparency Reports.	Shareholder	Against	Voted - Against
8.	Stockholder Proposal - Report on Ensuring Respect for Civil Liberties.	Shareholder	Against	Voted - Against
9.	Stockholder Proposal - Adopt Majority Vote Standard for Director Elections.	Shareholder	Against	Voted - Against

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

PINTEREST, INC.
Security ID: 72352L106
Ticker: PINS
Meeting Date: 25-May-23
Meeting Type: Annual
1a.	Election of Class I Director to hold office until the 2026 annual meeting: Jeffrey Jordan	Management	For	Voted - For
1b.	Election of Class I Director to hold office until the 2026 annual meeting: Jeremy Levine	Management	For	Voted - For
1c.	Election of Class I Director to hold office until the 2026 annual meeting: Gokul Rajaram	Management	For	Voted - For
1d.	Election of Class I Director to hold office until the 2026 annual meeting: Marc Steinberg	Management	For	Voted - For
2.	Approve, on an advisory non-binding basis, the compensation of our named executive officers	Management	For	Voted - For
3.	Ratify the audit and risk committee's selection of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year 2023.	Management	For	Voted - For
4.	Consider and vote on a stockholder proposal requesting a report on certain data relating to anti-harassment and anti-discrimination, if properly presented.	Shareholder	Against	Voted - Against
5.	Consider and vote on a stockholder proposal requesting additional reporting on government requests to remove content, if properly presented.	Shareholder	Against	Voted - Against
RINGCENTRAL, INC.
Security ID: 76680R206
Ticker: RNG
Meeting Date: 15-Dec-22
Meeting Type: Annual
1.1	Director: Vladimir Shmunis	Management	For	Voted - For
1.2	Director: Kenneth Goldman	Management	For	Voted - For
1.3	Director: Michelle McKenna	Management	For	Voted - For
1.4	Director: Robert Theis	Management	For	Voted - For
1.5	Director: Allan Thygesen	Management	For	Voted - For
1.6	Director: Neil Williams	Management	For	Voted - For
1.7	Director: Mignon Clyburn	Management	For	Voted - For
1.8	Director: Arne Duncan	Management	For	Voted - For
1.9	Director: Tarek Robbiati	Management	For	Voted - For
1.10	Director: Sridhar Srinivasan	Management	For	Voted - For
2.	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2022 (Proposal Two).	Management	For	Voted - For
3.	To approve, on an advisory, non-binding basis, the named executive officers' compensation, as disclosed in the proxy statement (Proposal Three).	Management	For	Voted - For
4.	To approve, on an advisory, non-binding basis, the frequency of future advisory votes on executive compensation (Proposal Four).	Management	1 Year	Voted - 1 Year

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5.	To approve an amendment and restatement of our 2013 Equity Incentive Plan (Proposal Five).	Management	For	Voted - For
SERVICENOW, INC.
Security ID: 81762P102
Ticker: NOW
Meeting Date: 01-Jun-23
Meeting Type: Annual
1a.	Election of Director: Susan L. Bostrom	Management	For	Voted - For
1b.	Election of Director: Teresa Briggs	Management	For	Voted - For
1c.	Election of Director: Jonathan C. Chadwick	Management	For	Voted - For
1d.	Election of Director: Paul E. Chamberlain	Management	For	Voted - For
1e.	Election of Director: Lawrence J. Jackson, Jr.	Management	For	Voted - For
1f.	Election of Director: Frederic B. Luddy	Management	For	Voted - For
1g.	Election of Director: William R. McDermott	Management	For	Voted - For
1h.	Election of Director: Jeffrey A. Miller	Management	For	Voted - For
1i.	Election of Director: Joseph "Larry" Quinlan	Management	For	Voted - For
1j.	Election of Director: Anita M. Sands	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation of our Named Executive Officers ("Say-on-Pay").	Management	For	Voted - For
3.	To ratify PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2023.	Management	For	Voted - For
4.	To approve the Amended and Restated 2021 Equity Incentive Plan to increase the number of shares reserved for issuance.	Management	For	Voted - For
5.	To elect Deborah Black as a director.	Management	For	Voted - For
SHOPIFY INC.
Security ID: 82509L107
Ticker: SHOP
Meeting Date: 27-Jun-23
Meeting Type: Annual
1A	Election of Director: Tobias Lütke	Management	For	Voted - For
1B	Election of Director: Robert Ashe	Management	For	Voted - For
1C	Election of Director: Gail Goodman	Management	For	Voted - For
1D	Election of Director: Colleen Johnston	Management	For	Voted - For
1E	Election of Director: Jeremy Levine	Management	For	Voted - For
1F	Election of Director: Toby Shannan	Management	For	Voted - For
1G	Election of Director: Fidji Simo	Management	For	Voted - For
1H	Election of Director: Bret Taylor	Management	For	Voted - For
2	Auditor Proposal Resolution approving the re- appointment of PricewaterhouseCoopers LLP as auditors of Shopify Inc. and authorizing the Board of Directors to fix their remuneration.	Management	For	Voted - For
3
Advisory Vote on Executive Compensation Proposal Non-binding advisory resolution that the shareholders accept Shopify Inc.'s approach to executive compensation as disclosed in the Management Information Circular for the Meeting.
		Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

THE WALT DISNEY COMPANY
Security ID: 254687106
Ticker: DIS
Meeting Date: 03-Apr-23
Meeting Type: Annual
1a.	Election of Director: Mary T. Barra	Management	For	Voted - For
1b.	Election of Director: Safra A. Catz	Management	For	Voted - For
1c.	Election of Director: Amy L. Chang	Management	For	Voted - For
1d.	Election of Director: Francis A. deSouza	Management	For	Voted - For
1e.	Election of Director: Carolyn N. Everson	Management	For	Voted - For
1f.	Election of Director: Michael B.G. Froman	Management	For	Voted - For
1g.	Election of Director: Robert A. Iger	Management	For	Voted - For
1h.	Election of Director: Maria Elena Lagomasino	Management	For	Voted - For
1i.	Election of Director: Calvin R. McDonald	Management	For	Voted - For
1j.	Election of Director: Mark G. Parker	Management	For	Voted - For
1k.	Election of Director: Derica W. Rice	Management	For	Voted - For
2.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal 2023.	Management	For	Voted - For
3.	Consideration of an advisory vote to approve executive compensation.	Management	For	Voted - For
4.	Consideration of an advisory vote on the frequency of advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
5.	Shareholder proposal, if properly presented at the meeting, requesting a report on operations related to China.	Shareholder	Against	Voted - Against
6.	Shareholder proposal, if properly presented at the meeting, requesting charitable contributions disclosure.	Shareholder	Against	Voted - Against
7.	Shareholder proposal, if properly presented at the meeting, requesting a political expenditures report.	Shareholder	Against	Voted - Against
UBER TECHNOLOGIES, INC.
Security ID: 90353T100
Ticker: UBER
Meeting Date: 08-May-23
Meeting Type: Annual
1a.	Election of Director: Ronald Sugar	Management	For	Voted - For
1b.	Election of Director: Revathi Advaithi	Management	For	Voted - For
1c.	Election of Director: Ursula Burns	Management	For	Voted - For
1d.	Election of Director: Robert Eckert	Management	For	Voted - For
1e.	Election of Director: Amanda Ginsberg	Management	For	Voted - For
1f.	Election of Director: Dara Khosrowshahi	Management	For	Voted - For
1g.	Election of Director: Wan Ling Martello	Management	For	Voted - For
1h.	Election of Director: John Thain	Management	For	Voted - For
1i.	Election of Director: David Trujillo	Management	For	Voted - For
1j.	Election of Director: Alexander Wynaendts	Management	For	Voted - For
2.	Advisory vote to approve 2022 named executive officer compensation.	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2023.	Management	For	Voted - For
4.	Stockholder proposal to prepare an independent third-party audit on Driver health and safety.	Shareholder	Against	Voted - Against
UNITEDHEALTH GROUP INCORPORATED
Security ID: 91324P102
Ticker: UNH
Meeting Date: 05-Jun-23
Meeting Type: Annual
1a.	Election of Director: Timothy Flynn	Management	For	Voted - For
1b.	Election of Director: Paul Garcia	Management	For	Voted - For
1c.	Election of Director: Kristen Gil	Management	For	Voted - For
1d.	Election of Director: Stephen Hemsley	Management	For	Voted - For
1e.	Election of Director: Michele Hooper	Management	For	Voted - For
1f.	Election of Director: F. William McNabb III	Management	For	Voted - For
1g.	Election of Director: Valerie Montgomery Rice, M.D.	Management	For	Voted - For
1h.	Election of Director: John Noseworthy, M.D.	Management	For	Voted - For
1i.	Election of Director: Andrew Witty	Management	For	Voted - For
2.	Advisory approval of the Company's executive compensation.	Management	For	Voted - For
3.	Advisory approval of the frequency of holding future say-on-pay votes.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2023.	Management	For	Voted - For
5.	If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal seeking a third-party racial equity audit.	Shareholder	Against	Voted - Against
6.	If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal requiring a political contributions congruency report.	Shareholder	Against	Voted - Against
7.	If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal seeking shareholder ratification of termination pay.	Shareholder	Against	Voted - Against
VISA INC.
Security ID: 92826C839
Ticker: V
Meeting Date: 24-Jan-23
Meeting Type: Annual
1a.	Election of Director: Lloyd A. Carney	Management	For	Voted - For
1b.	Election of Director: Kermit R. Crawford	Management	For	Voted - For
1c.	Election of Director: Francisco Javier Fernández-Carbajal	Management	For	Voted - For
1d.	Election of Director: Alfred F. Kelly, Jr.	Management	For	Voted - For
1e.	Election of Director: Ramon Laguarta	Management	For	Voted - For
1f.	Election of Director: Teri L. List	Management	For	Voted - For
1g.	Election of Director: John F. Lundgren	Management	For	Voted - For

RiverPark Long/Short Opportunity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1h.	Election of Director: Denise M. Morrison	Management	For	Voted - For
1i.	Election of Director: Linda J. Rendle	Management	For	Voted - For
1j.	Election of Director: Maynard G. Webb, Jr.	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation paid to our named executive officers.	Management	For	Voted - For
3.	To hold an advisory vote on the frequency of future advisory votes to approve executive compensation.	Management	1 Year	Voted - 1 Year
4.	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year 2023.	Management	For	Voted - For
5.	To vote on a stockholder proposal requesting an independent board chair policy.	Shareholder	Against	Voted - Against
WORKDAY, INC.
Security ID: 98138H101
Ticker: WDAY
Meeting Date: 22-Jun-23
Meeting Type: Annual
1a.	Election of Class II Director: Christa Davies	Management	For	Voted - For
1b.	Election of Class II Director: Wayne A.I. Frederick, M.D.	Management	For	Voted - For
1c.	Election of Class II Director: Mark J. Hawkins	Management	For	Voted - For
1d.	Election of Class II Director: George J. Still, Jr.	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as Workday's independent registered public accounting firm for the fiscal year ending January 31, 2024.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation of our named executive officers as disclosed in the Proxy Statement.	Management	For	Voted - For
4.	To consider and vote upon a stockholder proposal regarding amendment of our Bylaws.	Shareholder	Against	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
AEQUI ACQUISITION CORP.
Security ID: 00775W102
Ticker: ARBG
Meeting Date: 15-Nov-22
Meeting Type: Special
1.
Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from November 24, 2022 to August 24, 2023 (or such earlier date as determined by the Board).
	Management	For	Voted - Against
2.
Adjournment Proposal: Adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.
	Management	For	Voted - Against
ANZU SPECIAL ACQUISITION CORP I
Security ID: 03737A101
Ticker: ANZU
Meeting Date: 28-Feb-23
Meeting Type: Special
1.
Extension Amendment Proposal - To amend Anzu's amended and restated certificate of incorporation to extend the date by which Anzu has to consummate a business combination from March 4, 2023 to September 30, 2023 or such earlier date as determined by the Board (the "Extension Amendment Proposal"). A copy of the proposed amendments is set forth in Annex A to the accompanying proxy statement.
	Management	For	Voted - Against
2.
Adjournment Proposal - To adjourn Stockholder Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of Stockholder Meeting, there are insufficient shares of Class A common stock, par value $0.0001 per share, and shares of Class B common stock, par value $0.0001 per share, of Anzu represented to constitute a quorum necessary to conduct business at the Stockholder Meeting or at time of Stockholder Meeting to approve Extension Amendment Proposal.
	Management	For	Voted - Against
APEIRON CAPITAL INVESTMENT CORP.
Security ID: 03752A101
Ticker: APN
Meeting Date: 21-Dec-22
Meeting Type: Special
1.
Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a Business Combination from February 12, 2023 to August 14, 2023 (or such earlier date as determined by the Board).
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.
Director Election Proposal: To elect the following director as a Class I director (to serve until the annual meeting of stockholders of the Company to be held in 2025 or until a successor is elected and qualified or his earlier resignation or removal): Charles Aggouras
	Management	For	Voted - Withheld
3.
Adjournment Proposal: Adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 or Proposal 2.
	Management	For	Voted - Against
AULT DISRUPTIVE TECHNOLOGIES CORP
Security ID: 05150A104
Ticker: ADRT
Meeting Date: 15-Jun-23
Meeting Type: Special
1.
The Extension Amendment Proposal - a proposal to amend Ault Disruptive Technologies Corporation's (the "Company") Amended and Restated Certificate of Incorporation (our "Charter") to extend the date (the "Termination Date") by which the Company must consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses (a "business combination") from June 20, 2023 ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against
2.
The Redemption Limitation Amendment Proposal - a proposal to amend the Charter pursuant to an amendment to the Charter to eliminate from the Charter the limitation that the Company may not redeem shares of our common stock issued in our IPO (we refer to such shares as "Public Shares") to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51- 1(g)(1) of the Securities Exchange Act of 1934, as amended) of less than ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against
3.
The Adjournment Proposal - a proposal to approve the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment Proposal and the Redemption Limitation Amendment Proposal, or if we determine that additional time is necessary to effectuate the extension of the Termination Date (the "Adjournment Proposal").
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

BIOTECH ACQUISITION COMPANY
Security ID: G1125A108
Ticker: BIOT
Meeting Date: 19-Jan-23
Meeting Type: Special
1.
Extension Amendment Proposal - To amend, by way of special resolution, the amended and restated Memorandum and Articles of Association to extend the date by which the Company must consummate a Business Combination from January 27, 2023 to October 27, 2023 or such earlier date as determined by the board of directors.
	Management	For	Voted - Against
2.
Adjournment Proposal - To instruct the chairman of the extraordinary general meeting to adjourn the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the extraordinary general meeting, there are not sufficient votes to approve the Extension Amendment Proposal.
	Management	For	Voted - Against
BLOCKCHAIN MOON ACQUISITION CORP.
Security ID: 09370F109
Ticker: BMAQ
Meeting Date: 19-Oct-22
Meeting Type: Special
1.
The Extension Amendment Proposal - To amend BMAC's amended and restated certificate of incorporation to (a) extend the date by which BMAC has to consummate a business combination from October 21, 2022 to January 21, 2023; and (b) to allow BMAC, without another stockholder vote, to elect to extend the date to consummate a business combination on a monthly basis for up to six times by an additional one month each time after January 21, 2023, by resolution of the board of directors, if requested by ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - Against
2.
The Adjournment Proposal - To adjourn the Stockholder Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Stockholder Meeting, there are insufficient shares of common stock, par value $0.0001 per share, of BMAC represented (either in person or by proxy) to constitute a quorum necessary to conduct business at the Stockholder Meeting or at the time of the Stockholder Meeting to approve the Extension Amendment Proposal.
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

BLUESCAPE OPPORTUNITIES ACQUISITION CORP
Security ID: G1195N105
Ticker: BOAC
Meeting Date: 22-Sep-22
Meeting Type: Special
1.
Extension of Corporate Life - Amend the Company's amended and restated memorandum and articles of association to extend the date that the Company has to consummate a business combination from October 30, 2022 to October 30, 2023.
	Management	For	Voted - Against
2.
Extension of Trust Agreement - Amend the Investment Management Trust Agreement, dated October 27, 2020, by and between the Company and Continental Stock Transfer & Trust Company ("Continental"), to extend the date on which Continental must liquidate the Trust Account established in connection with the Company's initial public offering if the Company has not completed its initial business combination from October 30, 2022 to October 30, 2023. Proposal 2 is conditioned on the approval ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against
3.
Adjournment - Adjourn the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 or Proposal 2.
	Management	For	Voted - Against
BRIDGETOWN HOLDINGS LIMITED
Security ID: G1355U113
Ticker: BTWN
Meeting Date: 13-Oct-22
Meeting Type: Special
1.
Amend the amended and restated memorandum and articles of association of Bridgetown Holdings Limited (the "Company") to extend the date that the Company has to consummate an initial business combination from October 20, 2022 (which is 24 months from the closing of its initial public offering) to October 20, 2023 (or such earlier date as determined by the Board of Directors).
	Management	For	Voted - Against
2.
Adjourn the extraordinary general meeting (the "EGM") to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the other proposals.
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

CANNA-GLOBAL ACQUISITION CORP.
Security ID: 13767K101
Ticker: CNGL
Meeting Date: 28-Nov-22
Meeting Type: Special
1.
Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to complete a business combination from December 2, 2022 to December 2, 2023, as specifically provided in the proxy, or such earlier date as determined by the Board of Directors, which we refer to as the "Extension Amendment Proposal."
	Management	For	Voted - Against
2.
Adjournment Proposal: Approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for the approval of the Extension Amendment Proposal, which we refer to as the "Adjournment Proposal."
	Management	For	Voted - Against
CARTESIAN GROWTH CORPORATION
Security ID: G19276107
Ticker: GLBL
Meeting Date: 17-Nov-22
Meeting Type: Special
1.
The Business Combination Proposal - To consider and vote upon a proposal to approve by ordinary resolution under Cartesian's Amended and Restated Memorandum and Articles of Association (the "Existing Articles") and adopt the Business Combination Agreement, dated as of September 19, 2021 (as the same has been or may be amended, modified, supplemented or waived from time to time, the "Business Combination Agreement"), by and among Cartesian, Rook MS LLC, a Delaware limited liability company ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - For
2.
The Domestication Proposal - To consider and vote upon a proposal to approve by special resolution under the Existing Articles, assuming the Business Combination Proposal is approved and adopted, the change of Cartesian's jurisdiction of registration from the Cayman Islands to the State of Delaware by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware and the change of Cartesian's ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.
The Organizational Documents Proposal - To approve and adopt by special resolution under the Existing Articles, assuming the Business Combination Proposal and the Domestication Proposal are approved and adopted, the proposed new certificate of incorporation (the "Proposed Charter") and bylaws (the "Proposed Bylaws," and, together with the Proposed Charter, the "Proposed Organizational Documents") of the Company, the post Domestication company, which, if approved, would take effect at ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - For
4.
The Advisory Charter Proposals - To approve, on a non-binding advisory basis, certain governance provisions in the Proposed Charter, which are being presented separately in accordance with United States Securities and Exchange Commission guidance to give shareholders the opportunity to present their separate views on important corporate governance provisions, as seven non-binding sub-proposals (which proposals we refer to, collectively, as the "Advisory Charter Proposals"): ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - For
5.
The Stock Issuance Proposal - To consider and vote upon a proposal to approve by ordinary resolution, assuming the Business Combination Proposal, the Domestication Proposal and the Organizational Documents Proposal are approved and adopted, for the purposes of complying with the applicable listing rules of Nasdaq, the issuance of shares of Class A Common Stock of the Company to the shareholders of Alvarium and the PIPE Investors and shares of Class B Common Stock to the equityholders of TWMH ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - For
6.
The Equity Incentive Plan Proposal - To consider and vote upon a proposal to approve and adopt by ordinary resolution, assuming the Stock Issuance Proposal is approved and adopted, the Alvarium Tiedemann Holdings, Inc. 2022 Stock Incentive Plan, a copy of which is attached to the proxy statement/prospectus as Annex I; The full text of the resolution to be proposed is as follows: "RESOLVED, as an ordinary resolution that the Alvarium Tiedemann Holdings, Inc. 2022 Stock Incentive Plan, a copy of ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - For
7.
The Employee Stock Purchase Plan Proposal - To consider and vote upon a proposal to approve and adopt by ordinary resolution, assuming the Stock Issuance Proposal is approved and adopted, the Alvarium Tiedemann Holdings, Inc. 2022 Employee Stock Purchase Plan, a copy of which is attached to the proxy statement/prospectus as Annex J (we refer to this proposal as the "Employee Stock Purchase Plan Proposal" and, collectively with the Business Combination Proposal, the Domestication ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

8.
The Election of Directors Proposal - To consider and vote on a proposal to elect, effective at Closing, eleven directors to serve terms on our board of directors until the 2023 annual meeting of stockholders and until their respective successors are duly elected and qualified (we refer to this proposal as the "Election of Directors Proposal"); The full text of the resolution to be proposed is as follows: "RESOLVED, as an ordinary resolution, that Ali Bouzarif be appointed as a ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - For
9.
The Adjournment Proposal - To consider and vote upon a proposal to approve by ordinary resolution under the Existing Articles the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, any of the Condition Precedent Proposals would not be duly approved and adopted by our shareholders or we determine that one or more of the closing conditions under the Business ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - For
CATALYST PARTNERS ACQUISITION CORP.
Security ID: G19550105
Ticker: CPAR
Meeting Date: 31-Jan-23
Meeting Type: Special
1.
Charter Amendment Proposal - Amend the Company's Memorandum and Articles of Association to accelerate the date by which the Company must cease all operations, except for the purpose of winding up, if it fails to complete a merger, share exchange, asset acquisition, share purchase, reorganisation or similar business combination involving the Company, which we refer to as our initial business combination, from May 20, 2023 to January 31, 2023, pursuant to the following resolution: RESOLVED, as a ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - For
2.
Trust Amendment Proposal - Amend the Investment Management Trust Agreement, dated May 17, 2021, by and between the Company and Continental Stock Transfer & Trust Company, a New York limited purpose trust company, as trustee ("Continental"), pursuant to an amendment to the Trust Agreement in the form set forth in Annex A of the accompanying proxy statement, to accelerate the date on which Continental must commence liquidation of the trust account established in connection with the Company's initial ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.
Adjournment Proposal - Adjourn the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 or Proposal 2 pursuant to the following resolution: "RESOLVED, as an ordinary resolution, that the adjournment of the extraordinary general meeting to a later time, date and place to be determined by the chairman of ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - For
CC NEUBERGER PRINCIPAL HOLDINGS II
Security ID: G3166T103
Ticker: PRPB
Meeting Date: 19-Jul-22
Meeting Type: Special
1.
Domestication Merger Proposal - To consider and vote upon a proposal by special resolution to approve CCNB merging with and into Vector Domestication Merger Sub, LLC ("Domestication Merger Sub") in accordance with Section 18-209 of the DLLCA and ceasing to exist in the Cayman Islands in accordance with Part XVI the Companies Act, with Domestication Merger Sub surviving the merger as a wholly-owned direct subsidiary of New CCNB (the "Domestication Merger"), and all outstanding securities of CCNB ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - For
2.
Business Combination Proposal - To consider and vote upon a proposal to approve the Business Combination Agreement, dated December 9, 2021 (the "Business Combination Agreement"), by and among CCNB, New CCNB, Domestication Merger Sub, Vector Merger Sub 1, LLC, a Delaware limited liability company and a wholly- owned subsidiary of CCNB ("G Merger Sub 1"), Vector Merger Sub 2, LLC, a Delaware limited liability company and a wholly-owned subsidiary of CCNB ("G Merger Sub 2"), Griffey Global Holdings, ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - For
3.
Adjournment Proposal - To consider and vote upon a proposal to approve the adjournment of the Shareholders Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal. This proposal will only be presented at the Shareholders Meeting (i) to the extent necessary to ensure that any legally required supplement or ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

CLEANTECH ACQUISITION CORP.
Security ID: 18453L107
Ticker: CLAQ
Meeting Date: 18-Jul-22
Meeting Type: Special
1.
Charter Amendment - Approval Of An Amendment To The Company's Amended And Restated Certificate Of Incorporation Giving The Company The Right To Extend The Date By Which It Has To Consummate A Business Combination (The "Combination Period") Six (6) Times For An Additional One (1) Month Each Time, From July 19, 2022 To January 19, 2023.
	Management	For	Voted - Against
2.
Trust Amendment - Approval Of An Amendment To The Company's Investment Management Trust Agreement, Dated As Of July 14, 2021 (The "Trust Agreement"), By And Between The Company And Continental Stock Transfer & Trust Company (The "Trustee"), Allowing The Company To Extend The Combination Period Six (6) Times For An Additional One (1) Month Each Time From July 19, 2022 To January 19, 2023 (The "Trust Amendment") By Depositing Into The Trust Account $100,000 For Each One-Month Extension.
	Management	For	Voted - Against
3.
Adjournment - Approval To Direct The Chairman Of The Special Meeting To Adjourn The Special Meeting To A Later Date Or Dates, If Necessary, To Permit Further Solicitation And Vote Of Proxies If, Based Upon The Tabulated Vote At The Time Of The Meeting, There Are Not Sufficient Votes To Approve The Proposals 1 And 2.
	Management	For	Voted - Against
CLIMATE REAL IMPACT SOL II ACQ CORP
Security ID: 187171103
Ticker: CLIM
Meeting Date: 08-Dec-22
Meeting Type: Special
1.
The Charter Amendment Proposal - to approve the adoption of an amendment (the "Amendment") to the Company's Amended and Restated Certificate of Incorporation (the "Charter") as set forth in Annex A of the accompanying proxy statement to, among other things, change the date (which we refer to as the "Original Termination Date") by which the Company must either (i) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against
2.
The Trust Amendment Proposal - to approve an amendment to the Investment Management Trust Agreement, dated January 26, 2021 (the "Trust Agreement"), by and between the Company and Continental Stock Transfer & Trust Company, as trustee ("Continental"), pursuant to an amendment to the Trust Agreement in the form set forth in Annex B of the proxy statement (the "Trust Amendment") to change the date on which Continental must commence liquidation of the trust account established in ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.
The Adjournment Proposal - to approve the adjournment of the Special Meeting from time to time to solicit additional proxies in favor of the Charter Amendment Proposal or the Trust Amendment Proposal or if otherwise determined by the chairperson of the Special Meeting to be necessary or appropriate (the "Adjournment Proposal").
	Management	For	Voted - Against
COMPUTE HEALTH ACQUISITION CORP.
Security ID: 204833107
Ticker: CPUH
Meeting Date: 02-Dec-22
Meeting Type: Special
1.
The Extension Proposal - To amend the Company's Amended and Restated Certificate of Incorporation (the "Charter"), pursuant to an amendment to the Charter in the form set forth in paragraphs one, four and seven of Annex A of the accompanying proxy statement, to authorize the Company to extend the date by which it must (a) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination, with one or more businesses, which ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - Against
2.
The Redemption Limitation Proposal - To amend the Charter, pursuant to an amendment to the Charter in the form set forth in paragraphs two, three, five, six and seven of Annex A of the accompanying proxy statement, to eliminate from the Charter the limitation that the Company may not redeem public shares to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Securities Exchange Act of 1934) of ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - Against
3.
The Adjournment Proposal - To approve the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal and/or the Redemption Limitation Proposal (the "Adjournment Proposal"), which will only be presented at the Special Meeting if, based on the tabulated votes, there are not sufficient votes at the time ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

CONX CORP.
Security ID: 212873103
Ticker: CONX
Meeting Date: 31-Oct-22
Meeting Type: Special
1.
Amend the Company's Amended and Restated Articles of Incorporation to extend the date by which the Company has to consummate a business combination from November 3, 2022 to June 3, 2023 (or such earlier date as determined by the board of directors).
	Management	For	Voted - Against
2.
Adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.
	Management	For	Voted - Against
CORNER GROWTH ACQUISITION CORP.
Security ID: G2425N105
Ticker: COOL
Meeting Date: 20-Dec-22
Meeting Type: Special
1.
Extension Proposal - Amend the Company's amended and restated memorandum and articles of association to (i) extend the date that the Company has to consummate a business combination from December 21, 2022 to June 21, 2023 (the "Extended Date"), or such earlier time that shall be determined by the Directors in their sole discretion, pursuant to the following resolution: "RESOLVED, as a special resolution, that: i) Article 49.7 of the Articles of Association of the Company be deleted in its ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against
2.
Trust Amendment Proposal - Amend the Company's Investment Trust Management Agreement, dated as of December 16, 2020 (the "Trust Agreement"), by and between the Company and Continental Stock Transfer & Trust Company, a New York limited purpose trust company, as trustee ("Continental") to change the date that Continental must commence liquidation of the trust account to the earliest of (i) the Company s completion of an initial business combination, (ii) June 21, 2023, and (iii) such ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against
3.
Adjournment Proposal - Adjourn the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 and/or 2 pursuant to the following resolution: RESOLVED, as an ordinary resolution, that, in the event that, based on the tabulated votes, there are not sufficient votes at the time of the Extraordinary General ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

CROWN PROPTECH ACQUISITIONS
Security ID: G25741102
Ticker: CPTK
Meeting Date: 09-Feb-23
Meeting Type: Special
1.
The Extension Proposal - As a special resolution, that the Second Amended and Restated Memorandum and Articles of Association of Crown PropTech Acquisitions, in the form attached to the proxy statement as Annex A, be adopted immediately by the deletion in their entirety of the Amended and Restated Memorandum and Articles of Association of Crown PropTech Acquisitions and the substitution in their place of the Second Amended and Restated Memorandum and Articles of Association.
	Management	For	Voted - Against
2.
The Adjournment Proposal - As an ordinary resolution, that the adjournment of the extraordinary general meeting to a time and place to be confirmed by the chairman of the extraordinary general meeting be ratified, approved and confirmed in all respects.
	Management	For	Voted - Against
DIRECT SELLING ACQUISITION CORP.
Security ID: 25460L103
Ticker: DSAQ
Meeting Date: 24-Mar-23
Meeting Type: Special
1.
The Extension Amendment Proposal - To amend the Company's amended and restated certificate of incorporation to extend the date (the "Termination Date") by which the Company has to consummate an initial business combination a ("Business Combination") from March 28, 2023 (the "Original Termination Date") to June 28, 2023 (the "Charter Extension Date") and to allow the Company, without another stockholder vote, to elect to extend the Termination Date to consummate a Business Combination ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against
2.
Adjournment Proposal - To adjourn the Stockholder Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Stockholder Meeting, there are insufficient shares of Class A common stock, par value $0.0001 per share, and Class B common stock, par value $0.0001 per share in the capital of the Company represented (either in person or by proxy) to constitute a quorum necessary to conduct business ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ENERGEM CORP.
Security ID: G30449105
Ticker: ENCP
Meeting Date: 16-Nov-22
Meeting Type: Special
1.
Extension Amendment Proposal: IT IS RESOLVED, as a special resolution, that subject to and conditional upon the trust account, which is governed by the investment management trust agreement entered into between the Company and Continental Stock Transfer & Trust Company on 18 November 2021(the Trust Agreement), having net tangible assets of at least US$5,000,001 as at the date of this special resolution, the articles of association, a copy of which is attached to the accompanying proxy statement.
	Management	For	Voted - Against
2.
Trust Amendment Proposal: IT IS RESOLVED THAT subject to and conditional upon the trust account, which is governed by Trust Agreement, having net tangible assets of at least US$5,000,001 as at the date of this resolution, the Trust Agreement be amended in the form set forth in Annex B to the accompanying proxy statement to allow the Company to extend the date by which the Company has to complete a business combination from November 18, 2022 to August 18, 2023 via nine one-month extensions provided the Company deposits into its trust account.
	Management	For	Voted - Against
3.
Adjournment Proposal: IT IS RESOLVED, as an ordinary resolution THAT, the adjournment of the Extraordinary General Meeting to a later date or dates to permit further solicitation of proxies to be determined by the chairman of the Extraordinary General Meeting be confirmed, adopted, approved and ratified in all respects, which we refer to as the "Adjournment Proposal."
	Management	For	Voted - Against
FOUNDER SPAC
Security ID: G3661E106
Ticker: FOUN
Meeting Date: 02-Aug-22
Meeting Type: Special
1.
The Business Combination Proposal - to consider and vote upon a proposal to approve by ordinary resolution the transactions contemplated under the Agreement and Plan of Merger, dated as of December 15, 2021, by and among Founder, Ravenclaw Merger Sub LLC, a Delaware limited liability company and wholly-owned subsidiary of Founder, Rubicon Technologies, LLC, a Delaware limited liability company, and the other parties thereto (the "Business Combination"), a copy of which is attached to the ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.
The Domestication Proposal - to consider and vote upon a proposal to approve by special resolution a change in Founder's jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation under the laws of the State of Delaware (the "Domestication"). The Domestication Proposal is conditioned on the approval of each of the Cross-Conditioned Proposals. Therefore, if any of the Cross- Conditioned Proposals is not ...(due to space limits, see proxy material for full proposal).
		Management	For	Voted - For
3.
The Charter Proposal - to consider and vote upon a proposal to approve by special resolution the certificate of incorporation of Founder in connection with the Domestication, in the form attached to the proxy statement/consent solicitation statement/prospectus as Annex B (the "Proposed Charter") to, among other things, change Founder's name to "Rubicon Technologies, Inc." ("New Rubicon"), to be effective upon the consummation of the Business Combination. The Charter Proposal ...(due to space limits, see proxy material for full proposal).
		Management	For	Voted - For
4a.
The Governance Proposal - A proposal to amend the Memorandum and Articles of Association to authorize the change in the authorized capital stock of Founder from (i) 479,000,000 Class A ordinary shares, 20,000,000 Class B ordinary shares ("Founder Class B Shares") and 1,000,000 preference shares, par value $0.0001 per share, of Founder, to (ii) 690,000,000 shares of Class A common stock, 275,000,000 shares of Class V common stock and 10,000,000 shares of New Rubicon preferred stock, par value $0.0001 per share.
		Management	For	Voted - For
4b.	The Governance Proposal - A proposal to amend the Memorandum and Articles of Association to authorize adopting Delaware as the exclusive forum for certain stockholder litigation.	Management	For	Voted - For
4c.
The Governance Proposal - A proposal to amend the Memorandum and Articles of Association to authorize adopting Section 203 of the Delaware General Corporation Law to prevent certain takeovers by interested stockholders.
		Management	For	Voted - For
4d.
The Governance Proposal - A proposal to amend the Memorandum and Articles of Association to require at least two-thirds of the voting power of the stock outstanding and entitled to vote thereon, voting together as a single class, to adopt, amend or repeal, or adopt any provision inconsistent with, Articles V (the provisions regarding the size of the board of directors of New Rubicon, the classification of the board of directors of New Rubicon, the filling of vacancies and the election and removal ...(due to space limits, see proxy material for full proposal).
		Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4e.
The Governance Proposal - A proposal to amend the Memorandum and Articles of Association to approve provisions permitting the removal of a director only for cause and only by the affirmative vote of not less than two-thirds of the outstanding shares entitled to vote at an election of directors, voting together as a single class.
		Management	For	Voted - For
4f.
The Governance Proposal - A proposal to amend the Memorandum and Articles of Association to approve provisions requiring stockholders to take action at an annual or special meeting and prohibiting stockholder action by written consent in lieu of a meeting.
		Management	For	Voted - For
4g.	The Governance Proposal - A proposal to amend the Memorandum and Articles of Association to adopt a waiver of corporate opportunities for its non-employee directors.	Management	For	Voted - For
4h.
The Governance Proposal - A proposal to amend the Memorandum and Articles of Association to authorize (1) changing the corporate name from "Founder SPAC" to "Rubicon Technologies, Inc.", (2) making New Rubicon's corporate existence perpetual, and (3) removing certain provisions related to Founder's status as a blank check company that will no longer be applicable upon consummation of the Business Combination.
		Management	For	Voted - For
5a.	Election of Director: Nate Morris	Management	For	Voted - For
5b.	Election of Director: Andres Chico	Management	For	Voted - For
5c.	Election of Director: Coddy Johnson	Management	For	Voted - For
5d.	Election of Director: Paula Henderson	Management	For	Voted - For
5e.	Election of Director: Osman Ahmed	Management	For	Voted - For
5f.	Election of Director: Jack Selby	Management	For	Voted - For
5g.	Election of Director: Ambassador Paula Dobriansky	Management	For	Voted - For
5h.	Election of Director: Barry Caldwell	Management	For	Voted - For
5i.	Election of Director: Brent Callinicos	Management	For	Voted - For
6.
The Share Plan Proposal - to consider and vote upon a proposal to approve by ordinary resolution the Rubicon Technologies, Inc. 2022 Equity Incentive Plan, a copy of which is attached to the proxy statement/consent solicitation statement/prospectus as Annex K, to be effective upon the consummation of the Business Combination. The Share Plan Proposal is conditioned on the approval of the Cross-Conditioned Proposals. Therefore, if each of the Cross-Conditioned Proposals is not approved, the Share ...(due to space limits, see proxy material for full proposal).
		Management	For	Voted - For
7.
The Nasdaq Proposal - to consider and vote upon a proposal to approve by ordinary resolution, for purposes of complying with Nasdaq Listing Rule 5635 (a) and (b), the issuance of more than 20% of the issued and outstanding ordinary shares and the resulting change in control in connection with the Business Combination. The Nasdaq Proposal is conditioned on the approval of each of the Cross-Conditioned Proposals. Therefore, if any of the Cross-Conditioned Proposals is not approved, the Nasdaq ...(due to space limits, see proxy material for full proposal).
		Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

8.
The Adjournment Proposal - to consider and vote upon a proposal to approve by ordinary resolution the adjournment of the extraordinary general meeting by the chairman thereof to a later date, if necessary, under certain circumstances, including for the purpose of soliciting additional proxies in favor of the foregoing Proposals, in the event Founder does not receive the requisite shareholder vote to approve the Proposals. The Adjournment Proposal is not conditioned on the approval of any other proposal.
	Management	For	Voted - For
FOXWAYNE ENTERPRISES ACQUISITION CORP.
Security ID: 35166L109
Ticker: FOXW
Meeting Date: 12-Jul-22
Meeting Type: Annual
1.
A proposal to amend the Company's Second Amended and Restated Certificate of Incorporation to (i) extend the date by which the Company has to consummate a business combination for three months, from July 22, 2022 (the "Original Termination Date") to October 22, 2022 (the "Extended Date"), and (ii) allow the Company, without another stockholder vote, to elect to extend the date to consummate a business combination for three months after the Extended Date, for a total of up to six months after the Original Termination Date.
		Management	For	Voted - Against
2a.	Election of Class I Director to serve for a term expiring at the 2025 annual meeting: Jonathan Hale Zippin	Management	For	Voted - For
2b.	Election of Class I Director to serve for a term expiring at the 2025 annual meeting: Sundeep Agrawal	Management	For	Voted - For
3.	A proposal to ratify the appointment of WithumSmith+Brown PC as the Company's independent accountants for the fiscal year ending December 31, 2022.	Management	For	Voted - For
4.	A proposal to approve the adjournment of the Annual Meeting by the Chairman thereof to a later date, if necessary.	Management	For	Voted - Against
GLOBAL PARTNER ACQUISITION CORP II
Security ID: G3934P102
Ticker: GPAC
Meeting Date: 11-Jan-23
Meeting Type: Special
1.
The Extension Amendment Proposal - RESOLVED, as a special resolution that subject to the approval of Proposal No. 2 - the Insider Letter Amendment Proposal: a) Article 49.8 of Global Partner's Amended and Restated Memorandum and Articles of Association be deleted in its entirety and replaced with the following new Article 49.8: "In the event that the Company does not consummate a Business Combination upon the date which is the later of (i) 14 April 2023 (or 14 January 2024, if applicable ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.
Insider Letter Amendment Proposal - RESOLVED, as an ordinary resolution (subject to the approval of Proposal No. 1 - the Extension Amendment Proposal), that the amendment to the Letter Agreement, dated January 11, 2021, by and among Global Partner Sponsor II LLC (the "Sponsor"), Global Partner and Global Partner's officers and directors (the "Letter Agreement"), to allow the Sponsor to transfer its holdings in Global Partner, directly or indirectly, to affiliate(s) of Antarctica Capital ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against
3.
The Adjournment Proposal - RESOLVED, as an ordinary resolution, that the adjournment of the Shareholder Meeting to a later date or dates if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Shareholder Meeting, there are insufficient Class A ordinary shares, par value $0.0001 per share, and Class B ordinary shares, par value $0.0001 per share, in the capital of Global Partner represented (either in person or by proxy) to approve ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against
GLOBAL SPAC PARTNERS CO.
Security ID: G3934K103
Ticker: GLSPT
Meeting Date: 13-Jul-22
Meeting Type: Special
1.
The Business Combination Proposal - A special resolution to approve and adopt the Business Combination Agreement, dated as of December 21, 2021, as amended and restated by the Amended and Restated Business Combination Agreement, dated as of May 18, 2022 (and as it may be further amended, restated, supplemented and/or otherwise modified from time to time, the "Business Combination Agreement"), by and among Global, Gorilla Technology Group Inc., a Cayman Islands exempted company ("Gorilla") ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - For
2a.
The Charter Proposals - An ordinary resolution to approve and adopt the following material differences between Global's amended and restated memorandum and articles of association (the "Global Articles") and Gorilla's amended and restated memorandum and articles of association (the "Gorilla Articles"), to be effective upon the consummation of the Business Combination: The Gorilla Articles will provide for one class of ordinary shares as opposed to the two classes of ordinary shares provided for in the Global Articles.
	Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2b.
The Charter Proposals - An ordinary resolution to approve and adopt the following material differences between Global's amended and restated memorandum and articles of association (the "Global Articles") and Gorilla's amended and restated memorandum and articles of association (the "Gorilla Articles"), to be effective upon the consummation of the Business Combination: Gorilla's corporate existence is perpetual as opposed to Global's corporate existence terminating if a business combination is not consummated within a specified period of time
	Management	For	Voted - For
2c.
The Charter Proposals - An ordinary resolution to approve and adopt the following material differences between Global's amended and restated memorandum and articles of association (the "Global Articles") and Gorilla's amended and restated memorandum and articles of association (the "Gorilla Articles"), to be effective upon the consummation of the Business Combination: The Gorilla Articles will not include the various provisions applicable only to special purpose acquisition corporations that the Global Articles contain.
	Management	For	Voted - For
3.
The Nasdaq Proposal - An ordinary resolution to consider and vote upon a proposal to approve, for purposes of complying with the applicable provisions of Nasdaq Rules 5635(a), (b) and (d), the issuance of up to five million (5,000,000) PIPE subunits (one Global Class A ordinary shares and one-quarter of redeemable Global warrant), which is approximately 27.9% of the issued and outstanding ordinary shares of Global, or at least three million (3,000,000) PIPE subunits, which is approximately ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - For
4.
The Adjournment Proposal - An ordinary resolution to consider and vote upon a proposal to adjourn this extraordinary general meeting of Global to a later date or dates, if necessary, if the parties are not able to consummate the Business Combination.
	Management	For	Voted - For
GOLDEN PATH ACQUISITION CORPORATION
Security ID: G4028H105
Ticker: GPCO
Meeting Date: 08-Sep-22
Meeting Type: Special
1.	Approval of the Business Combination (the "Business Combination Proposal" or "Proposal 1").	Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.1	Director: Guohui Kang	Management	For	Voted - For
1.2	Director: Wei Peng	Management	For	Voted - For
1.3	Director: Mi Zhou	Management	For	Voted - For
1.4	Director: Han Qin	Management	For	Voted - For
1.5	Director: Jun Liu	Management	For	Voted - For
1.6	Director: Xu Zhang	Management	For	Voted - For
3.
Approval for purposes of complying with the applicable provisions of Nasdaq Listing Rule 5635(d), the issuance by Golden Path of an aggregate of 44,554,455 newly issued Golden Path ordinary shares to the MC shareholders pursuant to the Merger Agreement and the issuance of an aggregate of 380,000 ordinary shares as compensation to Peace Asset Management for services provided by Peace Asset Management in connection with sourcing MC as a business combination candidate (the "Nasdaq Stock Issuance Proposal" or "Proposal 3").
		Management	For	Voted - For
4.
Approval by way of special resolution to change the name of Golden Path to MicroCloud Hologram Inc. (the "Name Change Proposal" or "Proposal 4"). For the purposes of the laws of the Cayman Islands, the full text of the resolution is as follows: "RESOLVED, as a special resolution, that the Company change its name from "Golden Path Acquisition Corporation" to "MicroCloud Hologram Inc." and, subject to the provisions of the Companies Act (Revised), the change of name shall take effect immediately from the passing this resolution;".
		Management	For	Voted - For
5.
Approval by way of special resolution of all other changes in connection with the amendment, restatement and replacement of the Golden Path's memorandum and articles of association including, among other things, (1) making New Golden Path's corporate existence perpetual, and (2) removing certain provisions related to Golden Path's status as a blank check company that will no longer be applicable upon consummation of the Business Combination (the "Articles Amendment Proposal" or ...(due to space limits, see proxy material for full proposal).
		Management	For	Voted - For
6.
Approval to adjourn the Extraordinary General Meeting under certain circumstances, which is more fully described in the accompanying proxy statement, which we refer to as the "Adjournment Proposal" or Proposal 6") and, together with the Business Combination Proposal, the Director Election Proposal, the Nasdaq Stock Issuance Proposal, the Name Change Proposal, the Articles Amendment Proposal and the Adjournment Proposal, the "Proposals.".
		Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

HCM ACQUISITION CORP.
Security ID: G4365A101
Ticker: HCMA
Meeting Date: 20-Dec-22
Meeting Type: Special
1.
Extension Amendment Proposal: A proposal by special resolution, to amend the Company's amended and restated memorandum and articles of association (our "Amended and Restated Memorandum and Articles of Association") to extend the date by which the Company must consummate a business combination (the "Extension") from April 25, 2023 to October 25, 2023 (the "Extended Date" and such proposal, the "Extension Amendment Proposal").
	Management	For	Did Not Vote
2.
Trust Amendment Proposal: To approve, by the affirmative vote of at least sixty-five percent (65%) of the outstanding Class A Ordinary Shares and Class B Ordinary Shares, voting together as a single class, the amendment of the Investment Management Trust Agreement, dated January 20, 2022, by and between the Company and Continental Stock Transfer & Trust Company, to reflect the Extension (this proposal, the "Trust Amendment Proposal" and together with the Extension Amendment Proposal, the "Proposals").
	Management	For	Did Not Vote
3.
Adjournment Proposal: To approve, by ordinary resolution, the adjournment of the Extraordinary Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Proposals or if we determine that additional time is necessary to effectuate the Extension.
	Management	For	Did Not Vote
HEALTH SCIENCES ACQUISITIONS CORP. 2
Security ID: G4411D109
Ticker: HSAQ
Meeting Date: 26-Jul-22
Meeting Type: Special
1.
Extension Proposal - by special resolution to amend the Company's amended and restated memorandum and articles of association to: (i) extend from August 6, 2022 (the "Original Termination Date') to November 6, 2022 (the "Extended Date"), the date by which, if the Company has not consummated a merger, amalgamation, share exchange, etc. or similar business combination, the Company must cease operations, redeem its shares and liquidate; and (ii) allow for three one- month extensions of the Extended Date.
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.
The Adjournment Proposal - by ordinary resolution to approve the adjournment of the Extraordinary General Meeting by the chairman thereof to a later date, if necessary, under certain circumstances, to solicit additional proxies for the purpose of approving the Extension Proposal, to amend the Extension Proposal, or to allow reasonable additional time for filing or mailing of supplemental or amended disclosure as the Company may determine. Please read the Proxy statement for the full proposal
	Management	For	Voted - Against
HORIZON ACQUISITION CORP. II
Security ID: G46044106
Ticker: HZON
Meeting Date: 17-Oct-22
Meeting Type: Special
1
Extension Amendment Proposal: To amend, by special resolution, the Amended and Restated Memorandum and Articles of Association to extend the date by which the Company has to consummate a Business Combination from October 22, 2022 to September 30, 2023 or such earlier date as determined by the board of directors.
	Management	For	Voted - Against
2
Adjournment Proposal: To, by ordinary resolution, adjourn the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 - Extension Amendment Proposal.
	Management	For	Voted - Against
IG ACQUISITION CORP.
Security ID: 449534106
Ticker: IGAC
Meeting Date: 29-Sep-22
Meeting Type: Special
1.
Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from October 5, 2022 to April 5, 2023 (or such earlier date as determined by the Board).
		Management	For	Voted - Against
2.1	Election of Class I Director to serve until 2025: Catharine Dockery	Management	For	Voted - Withheld
2.2	Election of Class I Director to serve until 2025: Peter Ward	Management	For	Voted - Withheld
3.
Adjournment Proposal: Adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 or Proposal 2.
		Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

INFINT ACQUISITION CORPORATION
Security ID: G47862100
Ticker: IFIN
Meeting Date: 22-Nov-22
Meeting Type: Special
1.
The Extension Proposal - Amend the Company's Amended and Restated Memorandum and Articles of Association (the "Charter") pursuant to an amendment to the Charter in the form set forth in Annex A of the accompanying proxy statement.
	Management	For	Voted - Against
2.
The Adjournment Proposal - Approve the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Proposal 1, which will only be presented at the Extraordinary General Meeting if, based on the tabulated votes, there are not sufficient votes at the time of the Extraordinary General Meeting to approve Proposal 1.
	Management	For	Voted - Against
Meeting Date: 14-Feb-23
Meeting Type: Special
1.
The Extension Proposal - Amend the Company's Amended and Restated Memorandum and Articles of Association (the "Charter") pursuant to an amendment to the Charter in the form set forth in Annex A of the accompanying proxy statement to extend the date by which the Company must (1) consummate a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination, which we refer to as our initial business combination, (2) cease its operations ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - Against
2.
The Adjournment Proposal - Approve the adjournment of the Extraordinary General Meeting (the "Extraordinary General Meeting") to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal (the "Adjournment Proposal"), which will only be presented at the Extraordinary General Meeting if, based on the tabulated votes, there are not ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

INNOVATIVE INTERNATIONAL ACQ CORP.
Security ID: G4809M109
Ticker: IOAC
Meeting Date: 19-Jan-23
Meeting Type: Special
1.
The Extension Amendment Proposal - A special resolution to extend the date by which the Company must consummate an initial business combination up to six (6) times for an additional one (1) month each time from January 29, 2023 to July 29, 2023 by amending the Company's Amended and Restated Memorandum and Articles of Association in the form of amendment set forth in Annex A to the accompanying proxy statement.
	Management	For	Voted - Against
2.
The Trust Agreement Amendment Proposal - An ordinary resolution to, with the approval of the affirmative vote of holders of at least 65% of the issued and outstanding ordinary shares of the Company, enter into the Amendment No. 1 to the Investment Management Trust Agreement by and between the Company and American Stock Transfer & Trust Company, LLC, a New York limited liability company, in the form set forth in Annex B to the accompanying proxy statement.
	Management	For	Voted - Against
3.
The Adjournment Proposal - An ordinary resolution to adjourn the extraordinary general meeting of shareholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the extraordinary general meeting, there are not sufficient votes to approve the Extension Amendment Proposal and the Trust Agreement Amendment Proposal.
	Management	For	Voted - Against
KAIROUS ACQUISITION CORP. LIMITED
Security ID: G52131110
Ticker: KACL
Meeting Date: 02-Dec-22
Meeting Type: Annual
1.
CHARTER AMENDMENT - TO APPROVE AS A SPECIAL RESOLUTION THAT THE COMPANY'S AMENDED AND RESTATED MEMORANDUM AND ARTICLES OF ASSOCIATION BE DELETED IN THEIR ENTIRETY AND THE SUBSTITUTION IN THEIR PLACE OF THE SECOND AMENDED AND RESTATED MEMORANDUM AND ARTICLES OF ASSOCIATION OF THE COMPANY IN THE FORM ATTACHED AS ANNEX [A] TO THE NOTICE OF MEETING WHICH REFLECTS THE EXTENSION OF THE DATE BY WHICH THE COMPANY HAS TO CONSUMMATE A BUSINESS COMBINATION (THE "EXTENSION") A TOTAL OF EIGHT (8) TIMES, AS ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.
TRUST AMENDMENT - TO APPROVE AS AN ORDINARY RESOLUTION THAT THE COMPANY'S INVESTMENT MANAGEMENT TRUST AGREEMENT, DATED AS OF DECEMBER 13, 2021 (THE "TRUST AGREEMENT"), BY AND BETWEEN THE COMPANY AND CONTINENTAL STOCK TRANSFER & TRUST COMPANY (THE "TRUSTEE"), BE AMENDED TO EXTEND THE DATE ON WHICH TO COMMENCE LIQUIDATING THE TRUST ACCOUNT ESTABLISHED IN CONNECTION WITH THE COMPANY'S INITIAL PUBLIC OFFERING A TOTAL OF EIGHT (8) TIMES, AS FOLLOWS: TWO (2) TIMES FOR AN ADDITIONAL THREE (3) MONTHS EACH ...(due to space limits,see proxy material for full proposal).
		Management	For	Voted - Against
1.1	Director: Joseph Lee Moh Hon	Management	For	Voted - Withheld
1.2	Director: Philip Wong Cheung Wang	Management	For	Voted - Withheld
1.3	Director: Steve Hsia Hsien-Chieng	Management	For	Voted - Withheld
1.4	Director: Dato' Seri C. H. Leong	Management	For	Voted - Withheld
1.5	Director: Ng Kim Kiat	Management	For	Voted - Withheld
1.6	Director: Ang Siak Keng	Management	For	Voted - Withheld
4.
ADJOURNMENT - TO APPROVE AS AN ORDINARY RESOLUTION THAT THE CHAIRMAN OF THE ANNUAL MEETING BE DIRECTED TO ADJOURN THE ANNUAL MEETING TO A LATER DATE OR DATES, IF NECESSARY, TO PERMIT FURTHER SOLICITATION AND VOTE OF PROXIES IF, BASED UPON THE TABULATED VOTE AT THE TIME OF THE MEETING, THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE CHARTER AMENDMENT, TRUST AMENDMENT AND ELECTION OF DIRECTORS.
		Management	For	Voted - Against
KISMET ACQUISITION TWO CORP
Security ID: G52807107
Ticker: KAII
Meeting Date: 20-Feb-23
Meeting Type: Special
1)
The Extension Amendment Proposal - RESOLVED, as a special resolution, that subject to and conditional upon Trust Account having net tangible assets of at least US$5,000,001, Second Amended and Restated Memorandum of Association and Articles of Association in the form attached to the proxy statement as Annex A and incorporated by reference therein, be and are hereby adopted as memorandum and articles of association of Company ("M&AA") in substitution for, and to exclusion of, Company's existing M&AA, with immediate effect.
		Management	For	Voted - Against
2)	The Name Change Proposal - RESOLVED, as a special resolution, the Company change its name from "Kismet Acquisition Two Corp." to "Quadro Acquisition One Corp". with immediate effect.	Management	For	Voted - Against
3)
The Adjournment Proposal - To instruct the chairman of the extraordinary general meeting to adjourn the extraordinary general meeting of the Company's shareholders to a later date or dates, if necessary.
		Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

LARKSPUR HEALTH ACQUISITION CORP.
Security ID: 51724W107
Ticker: LSPR
Meeting Date: 08-Dec-22
Meeting Type: Special
1.
The Business Combination Proposal - to consider and vote upon a proposal to approve the adoption of the Business Combination Agreement, dated as of July 20, 2022 (the "Business Combination Agreement"), as amended from time to time, by and among Larkspur, Larkspur Merger Sub Inc. ("Merger Sub"), the Security Representative named therein and ZyVersa Therapeutics, Inc. ("ZyVersa"), pursuant to which Merger Sub will merge with and into ZyVersa (the "Acquisition Merger" and, together with all ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - For
2A.
The Charter Proposal - to change the Company's name to "ZyVersa Therapeutics, Inc.", change the Company's purpose to "any lawful act or activity for which a corporation may be organized under the General Corporation Law of the State of Delaware", remove the provisions related to the Company's status as a blank check company and provide that, subject to the rights of any series of the Combined Entity's (as the Company will be referred to as the "Combined Entity" after the Business Combination) preferred ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - For
2B.
The Charter Proposal - to provide that any amendment to the bylaws will require the approval of either the Combined Entity's board of directors or the holders of at least 66 2/3 % of the voting power of the Combined Entity's then outstanding shares of capital stock entitled to vote generally in an election of directors, voting together as a single class.
	Management	For	Voted - For
2C.
The Charter Proposal - to provide that any amendment to certain provisions of the Proposed Charter will require the approval of the holders of at least 66 2/3 % of the voting power of the Combined Entity's then- outstanding shares of capital stock entitled to vote generally in an election of directors, voting together as a single class.
	Management	For	Voted - For
2D.
The Charter Proposal - to provide that the holders of 33 1/3 % of the voting power of the stock issued and outstanding and entitled to vote at a meeting, present in person, or by remote communications, if applicable, or represented by proxy, constitute a quorum for the transaction of business at all meetings of the stockholders.
	Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3A.
The Governance Proposal - to authorize capital stock of 111,000,000 shares, consisting of (a) 110,000,000 shares of common stock and (b) 1,000,000 shares of preferred stock, issuable as consideration for the Business Combination and the other transactions contemplated in this proxy statement/prospectus, and for any proper corporate purpose, including future acquisitions, capital raising transactions consisting of equity or convertible debt, stock dividends or issuances under current and any future stock incentive plans.
		Management	For	Voted - For
3B.
The Governance Proposal - to provide that the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, another state or federal court located within the State of Delaware, shall be the exclusive forum for certain actions and claims, subject to the jurisdiction of federal district courts over certain claims or suits and Section 22 of the Securities Act of 1933.
		Management	For	Voted - For
3C.	The Governance Proposal - to eliminate certain provisions related to the Company's status as a blank check company.	Management	For	Voted - For
4.
The Omnibus Incentive Plan Proposal - to consider and vote upon a proposal to approve 2022 Omnibus Incentive Plan (the "Omnibus Incentive Plan"), a copy of which is attached to this proxy statement/prospectus as Annex E (we refer to this proposal as the "Omnibus Incentive Plan Proposal").
		Management	For	Voted - For
5.
The Nasdaq Proposal - to consider and vote upon a proposal to approve, assuming the Business Combination Proposal and the Charter Proposals are approved and adopted, for the purposes of complying with the applicable listing rules of the Nasdaq Capital Market ("Nasdaq"), (a) the issuance of shares of common stock in connection with the Acquisition Merger, and (b) the issuance of shares of preferred stock pursuant to the subscription agreement governing the private placement ("PIPE") ...(due to space limits, see proxy material for full proposal).
		Management	For	Voted - For
6.
The Adjournment Proposal - to consider and vote upon a proposal to approve under Delaware General Corporation Law (the "DGCL") the adjournment of the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, any of the Condition Precedent Proposals would not be duly approved and adopted by our stockholders or we determine that one or more of the Closing conditions under the Business ...(due to space limits, see proxy material for full proposal).
		Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

LMF ACQUISITION OPPORTUNITIES, INC.
Security ID: 502015100
Ticker: LMAO
Meeting Date: 18-Oct-22
Meeting Type: Special
1.
Business Combination Proposal - To consider and vote upon a Proposal to approve the transactions contemplated under the Merger Agreement, dated as of April 21, 2022, by and among LMAO, LMF Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of LMAO and SeaStar Medical, Inc., a Delaware corporation, a copy of which is attached to the proxy statement/ prospectus as Annex A.
		Management	For	Voted - For
2.
Charter Approval Proposal - To consider and vote upon a Proposal to approve the Second Amended and Restated Certificate of Incorporation of LMAO, a copy of which is attached to the proxy statement/prospectus as Annex B.
		Management	For	Voted - For
3a.
Governance Proposal 3A - To (i) reclassify LMAO's existing 100,000,000 authorized shares of Class A Common Stock into 100,000,000 authorized shares of Common Stock (after giving effect to the conversion of each outstanding share of Class B Common Stock to Class A Common Stock under the terms of LMAO's current certificate of incorporation) and (ii) increase the number of shares of preferred stock LMAO is authorized to issue from 1,000,000 shares to 10,000,000 shares.
		Management	For	Voted - For
3b.	Governance Proposal 3B - To change the classification of the Board from two classes of directors with staggered two-year terms to three classes of directors with staggered three-year terms.	Management	For	Voted - For
3c.
Governance Proposal 3C - To require the vote of at least two- thirds (66 and 2/3%) of the outstanding shares of capital stock, voting together as a single class, rather than a simple majority, to remove a director from office.
		Management	For	Voted - For
3d.	Governance Proposal 3D - To remove certain provisions related to LMAO's status as a special purpose acquisition company that will no longer be relevant following the Business Combination.	Management	For	Voted - For
4.
Stock Plan Proposal - To consider and vote upon a Proposal to approve the LMF Acquisition Opportunities, Inc. 2022 Omnibus Incentive Plan, a copy of which is to be attached to the proxy statement/prospectus as Annex D.
		Management	For	Voted - For
5.
ESPP Proposal - To consider and vote upon a Proposal to approve the LMF Acquisition Opportunities, Inc. 2022 Employee Stock Purchase Plan, a copy of which is to be attached to the proxy statement/prospectus as Annex E.
		Management	For	Voted - For
6.
Nasdaq Proposal - To consider and vote upon a Proposal to approve, for purposes of complying with Nasdaq Listing Rule 5635, the issuance of shares of Common Stock and securities convertible into or exercisable for Common Stock in the Business Combination, the PIPE Investment, and the Common Stock Investment.
		Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.1	Director: Andres Lobo*	Management	For	Voted - For
1.2	Director: Rick Barnett*	Management	For	Voted - For
1.3	Director: Bruce Rodgers+	Management	For	Voted - For
1.4	Director: Richard Russell+	Management	For	Voted - For
1.5	Director: Allan Collins+	Management	For	Voted - For
1.6	Director: Eric Schlorff#	Management	For	Voted - For
1.7	Director: Kenneth Van Heel#	Management	For	Voted - For
8.	Adjournment Proposal - To consider and vote upon a Proposal to approve the adjournment of the meeting by the chairman thereof to a later date, if necessary.	Management	For	Voted - For
LUX HEALTH TECH ACQUISITION CORP.
Security ID: 55068A100
Ticker: LUXA
Meeting Date: 11-Oct-22
Meeting Type: Special
1.
Extension Amendment Proposal - Amend the Company's Second Amended and Restated Certificate of Incorporation to give the Company the right to extend the date (the "Extension") by which it must consummate a business combination up to six (6) times for an additional one (1) month each time, from October 29, 2022 to April 29, 2023 (the "Extension Amendment Proposal").
	Management	For	Voted - Against
2.
Adjournment Proposal - Approve the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment Proposal or if we determine that additional time is necessary to effectuate the Extension.
	Management	For	Voted - Against
M3-BRIGADE ACQUISITION II CORP.
Security ID: 553800103
Ticker: MBAC
Meeting Date: 23-Dec-22
Meeting Type: Special
1.
To amend the Company's Amended and Restated Certificate of Incorporation (our "charter") to extend the date by which the Company must consummate a business combination (the "Extension") from March 8, 2023 to March 8, 2024 (the "Extended Date" and such proposal, the "Extension Amendment Proposal").
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.
To amend our charter to permit the release of interest from the trust account established in connection with the Company's initial public offering ("IPO") (such account, the "Trust Account"), to the extent such interest is accrued after the date of the Interest Amendments (as defined below), to pay the Company's working capital expenses (the "Working Capital Amendment" and such proposal, the "Working Capital Amendment Proposal").
	Management	For	Voted - Against
3.
To amend our charter to provide that funds used by the Company to pay the new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock or shares by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations pursuant to Section 4501 of the Internal Revenue Code of 1986, as amended, included in the Inflation Reduction Act of 2022 (such tax, the "IRA Excise Tax"), if applicable, be drawn first from interest ...(due to space limits, see proxy statement for full proposal).
	Management	For	Voted - Against
4.
To amend the Investment Management Trust Agreement, dated March 3, 2021 (the "Trust Agreement"), by and between the Company and Continental Stock Transfer & Trust Company, to (i) reflect the Extension, (ii) permit the release of interest from the Trust Account, to the extent such interest is accrued after the date of the Interest Amendments, to pay the Company's working capital expenses and (iii) provide that funds used by the Company to pay any applicable IRA Excise Tax be drawn first ...(due to space limits, see proxy statement for full proposal).
	Management	For	Voted - Against
5.
A proposal to approve the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Proposals or if we determine that additional time is necessary to effectuate the Extension or the Interest Amendments (the "Adjournment Proposal"). The Adjournment Proposal will only be presented at the special meeting if there are not sufficient votes for, or otherwise in connection with, the approval of the Proposals.
	Management	For	Voted - Against
Meeting Date: 07-Mar-23
Meeting Type: Special
1.	To extend the date by which M3-Brigade Acquisition II Corp. has to consummate a business combination (the "Extension") from March 8, 2023 to December 8, 2023.	Management	For	Voted - Against
2.	To adjourn the special meeting to a later date or dates, if we determine that additional time is necessary to effectuate the Extension (the "Adjournment Proposal").	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

MERCATO PARTNERS ACQUISITION CORP.
Security ID: 58759A108
Ticker: MPRA
Meeting Date: 03-Feb-23
Meeting Type: Special
1.
A proposal to amend the Company's charter to extend the date by which the Company must consummate a business combination from February 8, 2023 to July 8, 2023 & to allow Company, without another stockholder vote, to elect to extend the Termination Date to consummate a business combination on a monthly basis up to five times by an additional one month each time after the Extended Date, by resolution of the Board, if requested by the Sponsor, and upon five days' advance notice prior to the applicable Termination Date, until December 8, 2023.
	Management	For	Voted - Against
2.
A proposal to amend Trust Agreement, by & between Company & the Trustee, allowing the Company (i) extend Combination Period to Extended Date by depositing into the Trust Account an amount equal to the lesser of (a) $675,000 or (b) $0.225 for each public share that is not redeemed in connection with special meeting and, (ii) in event that Company has not consummated a business combination by Extended Date, to extend, by resolution of the Board & without approval of the Company's public stockholders.
	Management	For	Voted - Against
3.
A proposal to approve the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment Proposal or the Trust Amendment Proposal, or if we determine that additional time is necessary to effectuate the Extension.
	Management	For	Voted - Against
MODEL PERFORMANCE ACQUISITION CORP
Security ID: G6246M105
Ticker: MPAC
Meeting Date: 28-Sep-22
Meeting Type: Special
1.
APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED MEMORANDUM AND ARTICLES OF ASSOCIATION TO EXTEND THE DATE BY WHICH THE COMPANY HAS TO CONSUMMATE A BUSINESS COMBINATION (THE "EXTENSION") TWO (2) TIMES FOR AN ADDITIONAL THREE MONTH EACH TIME FROM OCTOBER 12, 2022 TO APRIL 12, 2023.
	Management	For	Voted - Against
2.
ADJOURNMENT-APPROVAL TO DIRECT THE CHAIRMAN OF THE EXTRAORDINARY GENERAL MEETING TO ADJOURN THE EXTRAORDINARY GENERAL MEETING TO A LATER DATE OR DATES, IF NECESSARY, TO PERMIT FURTHER SOLICITATION AND VOTE OF PROXIES IF, BASED UPON THE TABULATED VOTE AT THE TIME OF THE MEETING, THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE PROPOSAL 1.
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

NOCTURNE ACQUISITION CORP.
Security ID: G6580S114
Ticker: MBTC
Meeting Date: 04-Oct-22
Meeting Type: Special
1.
Extension Amendment Proposal: Amend the Company's Amended and Restated Memorandum and Articles of Association to extend the date by which the Company must consummate a business combination from October 5, 2022 to April 5, 2023.
		Management	For	Voted - Against
2.1	Appointment of Director to serve until the 2024 annual general meeting: Henry Monzon	Management	For	Voted - Against
2.2	Appointment of Director to serve until the 2024 annual general meeting: Ka Seng (Thomas) Ao	Management	For	Voted - Against
2.3	Appointment of Director to serve until the 2024 annual general meeting: Simon Choi	Management	For	Voted - Against
2.4	Appointment of Director to serve until the 2024 annual general meeting: Kashan Zaheer Piracha	Management	For	Voted - Against
2.5	Appointment of Director to serve until the 2024 annual general meeting: Derek Yiyi Feng	Management	For	Voted - Against
2.6	Appointment of Director to serve until the 2024 annual general meeting: Ka Lok (Ivan) Wong	Management	For	Voted - Against
2.7	Appointment of Director to serve until the 2024 annual general meeting: Giuseppe Mangiacotti	Management	For	Voted - Against
3.
Auditor Ratification Proposal: Ratify the selection by the Company's audit committee of Marcum LLP to serve as the Company's independent registered public accounting firm for the year ended December 31, 2022.
		Management	For	Voted - Against
4.
Adjournment Proposal: Approve the adjournment of the Extraordinary General Meeting in lieu of the 2022 Annual General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes to approve the Extension Amendment Proposal or if we determine that additional time is necessary to effectuate the Extension.
		Management	For	Voted - Against
NORTH ATLANTIC ACQUISITION CORP.
Security ID: G66139109
Ticker: NAAC
Meeting Date: 25-Jan-23
Meeting Type: Annual
1.	Ratification of the selection by the audit committee of Marcum LLP to serve as our independent registered public accounting firm for the year ending December 31, 2022.	Management	For	Voted - Abstain

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.
Amend the Company's amended and restated memorandum and articles of association to extend the date that the Company has to consummate a business combination from January 26, 2023 to July 26, 2023 (or such earlier date as determined by the Board of Directors).
	Management	For	Voted - Against
3.
Adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the other proposals.
	Management	For	Voted - Against
ONYX ACQUISITION CO. I
Security ID: G6755Q109
Ticker: ONYX
Meeting Date: 26-Jan-23
Meeting Type: Special
1.
Extension of Corporate Life: Amend the Company's amended and restated memorandum and articles of association (the "Articles") to extend the date that the Company has to consummate a business combination from February 5, 2023 to August 7, 2023.
	Management	For	Voted - Against
2.
Redemption Limitation Amendment: Amend the Company's Articles to eliminate the limitation that the Company shall not redeem Class A ordinary shares included as part of the units sold in the IPO (including any shares issued in exchange thereof) to the extent that such redemption would cause the Company's net tangible assets to be less than $5,000,001.
	Management	For	Voted - Against
3.
Adjournment: Adjourn the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 or Proposal 2.
	Management	For	Voted - Against
OYSTER ENTERPRISES ACQUISITION CORP.
Security ID: 69242M104
Ticker: OSTR
Meeting Date: 19-Dec-22
Meeting Type: Special
1.
The Charter Amendment Proposal - To permit the Company to liquidate and wind up early by amending the Company's Amended and Restated Certificate of Incorporation (the "Charter") to (i) amend the date by which the Company must consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination, which we refer to as our initial business combination, from January 22, 2023 (the "Original Termination Date") to such other ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.
The Trust Amendment Proposal - To amend the Investment Management Trust Agreement, dated January 19, 2021, by and between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as trustee to change the date on which Continental must commence liquidation of the Trust Account established in connection with the Company's initial public offering from the Original Termination Date to the Amended Termination Date (the "Early Termination Trust Amendment Proposal").
	Management	For	Voted - For
3.
The Adjournment Proposal - To approve the adjournment of the Special Meeting from time to time to solicit additional proxies in favor of the Charter Amendment Proposal and Early Termination Trust Amendment Proposal or if otherwise determined by the chairperson of the Special Meeting to be necessary or appropriate.
	Management	For	Voted - For
PONTEM CORPORATION
Security ID: G71707106
Ticker: PNTM
Meeting Date: 13-Jan-23
Meeting Type: Special
1.
Extension Amendment Proposal - Amend the Company's Articles to extend the date that the Company has to consummate a business combination from January 15, 2023 to July 15, 2023 or such earlier date as is determined by our Board to be in the best interests of the Company pursuant to the following resolution: RESOLVED, as a special resolution THAT, effective immediately, the Articles of the Company be amended by: 1a. amending Article 49.7 by deleting the following introduction of such sub-section: ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against
2.
Trust Amendment Proposal - Amend the Investment Management Trust Agreement, dated January 12, 2021, by and between the Company and Continental Stock Transfer & Trust Company ("Continental"), to extend the date on which Continental must liquidate the Trust Account established in connection with the Company's initial public offering if the Company has not completed its initial business combination from January 15, 2023 to July 15, 2023 or such earlier date as is determined by our Board to be in ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against
3.
Adjournment Proposal - Adjourn the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 or Proposal 2 pursuant to the following resolution: "RESOLVED, as an ordinary resolution, that the adjournment of the general meeting to a later date or dates to be determined by the chairman of the general meeting, if ...(due to space limits, see proxy material for full proposal).
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

RELATIVITY ACQUISITION CORP.
Security ID: 75944B106
Ticker: RACY
Meeting Date: 21-Dec-22
Meeting Type: Special
1.
Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation as proposed in Annex A to the proxy statement to extend the date by which the Company has to consummate a Business Combination from February 15, 2023 to August 15, 2023 (or such earlier date as determined by the Board).
	Management	For	Voted - Against
2.
Adjournment Proposal: A proposal to approve the adjournment of the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal.
	Management	For	Voted - Against
RIVERVIEW ACQUISITION CORP
Security ID: 769395104
Ticker: RVAC
Meeting Date: 25-Aug-22
Meeting Type: Special
1.
The Business Combination Proposal - To consider and vote upon a proposal to approve and adopt the Transaction Agreement, dated as of April 4, 2022 (the "Transaction Agreement"), by and among Riverview Acquisition Corp. ("Riverview"), Westrock Coffee Holdings, LLC ("Westrock"), Origin Merger Sub I, Inc. ("Merger Sub I"), and Origin Merger Sub II, LLC ("Merger Sub II"), certain related agreements and the transactions contemplated thereby (the "Business Combination"), pursuant to which, among ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - For
2.
The Nasdaq Proposal - To consider and vote upon a proposal to approve, for the purposes of complying with Nasdaq Listing Rule 563(a), (b) and (d), the issuance of more than 20% of the issued and outstanding shares of common stock of Riverview, in connection with the Business Combination, immediately prior to the SPAC Merger ("the Nasdaq Proposal").
	Management	For	Voted - For
3.
The Adjournment Proposal - To consider and vote upon a proposal to adjourn the special meeting of Riverview (the "Riverview Special Meeting") to a later date or time, if necessary, to permit further solicitation of proxies if, based upon the tabulated vote at the time of the Riverview Special Meeting, there are not sufficient votes to approve the Business Combination Proposal or the Nasdaq Proposal, or holders of shares of Class A common stock of Riverview, par value $0.001 ...(due to space limits,see proxy material for full proposal).
	Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

SEMPER PARATUS ACQUISITION CORPORATION
Security ID: G8028L107
Ticker: LGST
Meeting Date: 03-Feb-23
Meeting Type: Special
1)
The Extension Amendment Proposal - A special resolution to extend the date by which the Company must consummate an initial business combination from February 8, 2023 to December 15, 2023 by amending the Company's Amended and Restated Memorandum and Articles of Association in the form of amendment set forth in Annex A to the accompanying proxy statement.
	Management	For	Voted - Against
2)
The Adjournment Proposal - An ordinary resolution to adjourn the extraordinary general meeting of shareholders to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the extraordinary general meeting, there are not sufficient votes to approve the Extension Amendment Proposal.
	Management	For	Voted - Against
SILVER CREST ACQUISITION CORPORATION
Security ID: G81355102
Ticker: SLCR
Meeting Date: 18-Aug-22
Meeting Type: Special
1.
The Business Combination Proposal - to consider and vote upon, as an ordinary resolution, a proposal to approve and authorize the Agreement and Plan of Merger, dated as of August 13, 2021, by and among Silver Crest Acquisition Corporation, TH International Limited and Miami Swan Ltd (as amended by Amendments No. 1, No. 2 and No. 3 thereto, and as may be further amended), a copy of which is attached to the proxy statement/prospectus as Annex A, and the transactions contemplated therein.
	Management	For	Voted - For
2.
The Merger Proposal - to consider and vote upon, as a special resolution, a proposal to approve and authorize the First Merger and the Plan of Merger by and among Silver Crest, Merger Sub and THIL, substantially in the form attached to the accompanying proxy statement/prospectus as Annex C (the "Merger Proposal").
	Management	For	Voted - For
3.
The Adjournment Proposal - to consider and vote upon, as an ordinary resolution, a proposal to adjourn the extraordinary general meeting to a later date or dates to be determined by the chairman of the extraordinary general meeting, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the extraordinary general meeting, there are not sufficient votes to approve one or more proposals presented to shareholders for a vote (the "Adjournment Proposal").
	Management	For	Voted - For

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

SIZZLE ACQUISITION CORP.
Security ID: 83014E109
Ticker: SZZL
Meeting Date: 19-Dec-22
Meeting Type: Special
1.
Extension Amendment Proposal: Amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a Business Combination from February 8, 2023 to August 8, 2023 (or such earlier date as determined by the Board).
	Management	For	Voted - Against
2a.
To re-elect the following director as Class I director (to serve until the annual meeting of stockholders of the Company to be held in 2025 or until a successor is elected and qualified or their earlier resignation or removal): David Perlin
	Management	For	Voted - Withheld
2b.
To re-elect the following director as Class I director (to serve until the annual meeting of stockholders of the Company to be held in 2025 or until a successor is elected and qualified or their earlier resignation or removal): Carolyn Trabuco
	Management	For	Voted - Withheld
3.
Adjournment Proposal: Adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1 or Proposal 2.
	Management	For	Voted - Against
Meeting Date: 01-Feb-23
Meeting Type: Special
1.
Extension Amendment Proposal - Amend the Company's amended and restated certificate of incorporation to extend the date by which the Company has to consummate a Business Combination from February 8, 2023 to August 8, 2023 (or such earlier date as determined by the Board).
	Management	For	Voted - Against
2.
Adjournment Proposal - Adjourn the Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of Proposal 1.
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

TAILWIND ACQUISITION CORP.
Security ID: 87403Q102
Ticker: TWND
Meeting Date: 07-Sep-22
Meeting Type: Special
1.
The Extension Amendment Proposal - To amend Tailwind's amended & restated certificate of incorporation to: (a) extend the date by which Tailwind has to consummate a business combination from September 9, 2022 to January 9, 2023 (b) to allow Tailwind, without another stockholder vote, to elect to extend date to consummate a business combination on a monthly basis for up to 2 times by an additional 1 month each time after January 9, 2023, by resolution of board if requested by Tailwind Sponsor LLC, & upon five days' advance notice prior to applicable deadlines.
	Management	For	Voted - Against
2.
The Adjournment Proposal - To adjourn the Stockholder Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Stockholder Meeting, there are insufficient shares of Class A common stock, par value $0.0001 per share, and shares of Class B common stock, par value $0.0001 per share, in the capital of Tailwind represented (either in person or by proxy) to constitute a quorum necessary to conduct business at the Stockholder Meeting.
	Management	For	Voted - Against
TALEN ENERGY SUPPLY LLC
Security ID: 87422VAF5
Meeting Date: 09-Dec-22
Meeting Type: Consent
1.	VOTE ON THE PLAN. SELECT "FOR" TO ACCEPT THE PLAN SELECT "AGAINST" TO REJECT THE PLAN. ABSTAIN IS NOT A VALID VOTING OPTION AND WILL NOT COUNT.	Management	For	Voted - For
2.	OPT OUT OF THE THIRD-PARTY RELEASE. (FOR = OPT OUT, AGAINST OR ABSTAIN = DO NOT OPT OUT).	Management	For	Voted - Abstain
TALEN ENERGY SUPPLY LLC
Security ID: 87422VAJ7
Meeting Date: 09-Dec-22
Meeting Type: Consent
1.	VOTE ON THE PLAN. SELECT "FOR" TO ACCEPT THE PLAN SELECT "AGAINST" TO REJECT THE PLAN. ABSTAIN IS NOT A VALID VOTING OPTION AND WILL NOT COUNT.	Management	For	Voted - For
2.	OPT OUT OF THE THIRD-PARTY RELEASE. (FOR = OPT OUT, AGAINST OR ABSTAIN = DO NOT OPT OUT).	Management	For	Voted - Abstain

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

VISION SENSING ACQUISITION CORP.
Security ID: 92838J103
Ticker: VSAC
Meeting Date: 01-May-23
Meeting Type: Special
1)
The Extension Amendment Proposal - To approve and adopt the first amendment to the amended and restated certificate of incorporation in the form attached as Annex A to VSAC's proxy statement for the Stockholders Meeting.
	Management	For	Voted - Against
2)
The Trust Amendment Proposal - To amend the Investment Management Trust Agreement dated November 1, 2021 entered into between Continental Stock Transfer & Trust Company and VSAC governing the trust account in the form attached as Annex B to VSAC's proxy statement for the Stockholders Meeting.
	Management	For	Voted - Against
3)
The Adjournment Proposal - To approve the adjournment of the Stockholders Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if there are insufficient votes for, or otherwise in connection with, the approval of the Extension Amendment Proposal or the Trust Amendment Proposal.
	Management	For	Voted - Against
WESTERN ACQUISITION VENTURES CORP
Security ID: 95758L107
Ticker: WAVS
Meeting Date: 06-Jan-23
Meeting Type: Special
1.
Charter Amendment Proposal: Amend the Company's Certificate of incorporation, to extend the date by which the Company has to consummate a business combination on a month-to-month basis up to six (6) times, each such extension for an additional one (1) month period from January 11, 2023 to July 11, 2023.
	Management	For	Voted - Against
2.
Trust Amendment Proposal: Amend the Company's investment management trust agreement, dated as of January 11, 2022, by and between the Company and American Stock Transfer & Trust Company, allowing the Company to extend the Extended Termination Date from January 11, 2023 up to six (6) times, each such Extension for an additional one (1) month period, until July 11, 2023, by depositing into the Trust Account $10,000 for each one-month Extension (or up to an aggregate of $60,000 for the total six- month period).
	Management	For	Voted - Against

RiverPark Short Term High Yield Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.
Adjournment Proposal: Direct the chairman of the Special Meeting to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve the foregoing proposal.
	Management	For	Voted - Against

Wedgewood Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
ALPHABET INC.
Security ID: 02079K305
Ticker: GOOGL
Meeting Date: 02-Jun-23
Meeting Type: Annual
1a.	Election of Director: Larry Page	Management	For	Voted - For
1b.	Election of Director: Sergey Brin	Management	For	Voted - For
1c.	Election of Director: Sundar Pichai	Management	For	Voted - For
1d.	Election of Director: John L. Hennessy	Management	For	Voted - For
1e.	Election of Director: Frances H. Arnold	Management	For	Voted - For
1f.	Election of Director: R. Martin "Marty" Chávez	Management	For	Voted - For
1g.	Election of Director: L. John Doerr	Management	For	Voted - For
1h.	Election of Director: Roger W. Ferguson Jr.	Management	For	Voted - For
1i.	Election of Director: Ann Mather	Management	For	Voted - For
1j.	Election of Director: K. Ram Shriram	Management	For	Voted - For
1k.	Election of Director: Robin L. Washington	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young LLP as Alphabet's independent registered public accounting firm for the fiscal year ending December 31, 2023	Management	For	Voted - For
3.	Approval of amendment and restatement of Alphabet's Amended and Restated 2021 Stock Plan to increase the share reserve by 170,000,000 (post stock split) shares of Class C capital stock	Management	For	Voted - For
4.	Advisory vote to approve compensation awarded to named executive officers	Management	For	Voted - For
5.	Advisory vote on the frequency of advisory votes to approve compensation awarded to named executive officers	Management	3 Years	Voted - 3 Years
6.	Stockholder proposal regarding a lobbying report	Shareholder	Against	Voted - Against
7.	Stockholder proposal regarding a congruency report	Shareholder	Against	Voted - Against
8.	Stockholder proposal regarding a climate lobbying report	Shareholder	Against	Voted - Against
9.	Stockholder proposal regarding a report on reproductive rights and data privacy	Shareholder	Against	Voted - Against
10.	Stockholder proposal regarding a human rights assessment of data center siting	Shareholder	Against	Voted - Against
11.	Stockholder proposal regarding a human rights assessment of targeted ad policies and practices	Shareholder	Against	Voted - Against
12.	Stockholder proposal regarding algorithm disclosures	Shareholder	Against	Voted - Against
13.	Stockholder proposal regarding a report on alignment of YouTube policies with legislation	Shareholder	Against	Voted - Against
14.	Stockholder proposal regarding a content governance report	Shareholder	Against	Voted - Against
15.	Stockholder proposal regarding a performance review of the Audit and Compliance Committee	Shareholder	Against	Voted - Against
16.	Stockholder proposal regarding bylaws amendment	Shareholder	Against	Voted - Against
17.	Stockholder proposal regarding "executives to retain significant stock"	Shareholder	Against	Voted - Against
18.	Stockholder proposal regarding equal shareholder voting	Shareholder	Against	Voted - Against

Wedgewood Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

APPLE INC.
Security ID: 037833100
Ticker: AAPL
Meeting Date: 10-Mar-23
Meeting Type: Annual
1a	Election of Director: James Bell	Management	For	Voted - For
1b	Election of Director: Tim Cook	Management	For	Voted - For
1c	Election of Director: Al Gore	Management	For	Voted - For
1d	Election of Director: Alex Gorsky	Management	For	Voted - For
1e	Election of Director: Andrea Jung	Management	For	Voted - For
1f	Election of Director: Art Levinson	Management	For	Voted - For
1g	Election of Director: Monica Lozano	Management	For	Voted - For
1h	Election of Director: Ron Sugar	Management	For	Voted - For
1i	Election of Director: Sue Wagner	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young LLP as Apple's independent registered public accounting firm for fiscal 2023	Management	For	Voted - For
3.	Advisory vote to approve executive compensation	Management	For	Voted - For
4.	Advisory vote on the frequency of advisory votes on executive compensation	Management	1 Year	Voted - 1 Year
5.	A shareholder proposal entitled "Civil Rights and Non-Discrimination Audit Proposal"	Shareholder	Against	Voted - Against
6.	A shareholder proposal entitled "Communist China Audit"	Shareholder	Against	Voted - Against
7.	A shareholder proposal on Board policy for communication with shareholder proponents	Shareholder	Against	Voted - Against
8.	A shareholder proposal entitled "Racial and Gender Pay Gaps"	Shareholder	Against	Voted - Against
9.	A shareholder proposal entitled "Shareholder Proxy Access Amendments"	Shareholder	Against	Voted - Against
BOOKING HOLDINGS INC.
Security ID: 09857L108
Ticker: BKNG
Meeting Date: 06-Jun-23
Meeting Type: Annual
1.1	Director: Glenn D. Fogel	Management	For	Voted - For
1.2	Director: Mirian M. Graddick-Weir	Management	For	Voted - For
1.3	Director: Wei Hopeman	Management	For	Voted - For
1.4	Director: Robert J. Mylod, Jr.	Management	For	Voted - For
1.5	Director: Charles H. Noski	Management	For	Voted - For
1.6	Director: Larry Quinlan	Management	For	Voted - For
1.7	Director: Nicholas J. Read	Management	For	Voted - For
1.8	Director: Thomas E. Rothman	Management	For	Voted - For
1.9	Director: Sumit Singh	Management	For	Voted - For
1.10	Director: Lynn V. Radakovich	Management	For	Voted - For
1.11	Director: Vanessa A. Wittman	Management	For	Voted - For
2.	Advisory vote to approve 2022 executive compensation.	Management	For	Voted - For

Wedgewood Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	Ratification of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
4.	Advisory vote on the frequency of future non- binding advisory votes on the compensation paid by the Company to its named executive officers.	Management	1 Year	Voted - 1 Year
5.	Stockholder proposal requesting a non- binding stockholder vote to ratify termination pay of executives.	Shareholder	Against	Voted - Against
CDW CORPORATION
Security ID: 12514G108
Ticker: CDW
Meeting Date: 18-May-23
Meeting Type: Annual
1a.	Election of Director term to Expire at 2024 Annual Meeting: Virginia C. Addicott	Management	For	Voted - For
1b.	Election of Director term to Expire at 2024 Annual Meeting: James A. Bell	Management	For	Voted - For
1c.	Election of Director term to Expire at 2024 Annual Meeting: Lynda M. Clarizio	Management	For	Voted - For
1d.	Election of Director term to Expire at 2024 Annual Meeting: Anthony R. Foxx	Management	For	Voted - For
1e.	Election of Director term to Expire at 2024 Annual Meeting: Marc E. Jones	Management	For	Voted - For
1f.	Election of Director term to Expire at 2024 Annual Meeting: Christine A. Leahy	Management	For	Voted - For
1g.	Election of Director term to Expire at 2024 Annual Meeting: Sanjay Mehrotra	Management	For	Voted - For
1h.	Election of Director term to Expire at 2024 Annual Meeting: David W. Nelms	Management	For	Voted - For
1i.	Election of Director term to Expire at 2024 Annual Meeting: Joseph R. Swedish	Management	For	Voted - For
1j.	Election of Director term to Expire at 2024 Annual Meeting: Donna F. Zarcone	Management	For	Voted - For
2.	To approve, on an advisory basis, named executive officer compensation.	Management	For	Voted - For
3.	To approve, on an advisory basis, the frequency of the advisory vote to approve named executive officer compensation.	Management	1 Year	Voted - 1 Year
4.	To ratify the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2023.	Management	For	Voted - For
5.	To approve the amendment to the Company's Certificate of Incorporation to allow stockholders the right to call special meetings.	Management	For	Voted - For
6.	To approve the amendment to the Company's Certificate of Incorporation to reflect new Delaware law provisions regarding officer exculpation.	Management	For	Voted - For

Wedgewood Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

COPART, INC.
Security ID: 217204106
Ticker: CPRT
Meeting Date: 31-Oct-22
Meeting Type: Special
1.
To approve an amendment and restatement of Copart, Inc.'s Certificate of Incorporation to increase the number of shares of our common stock authorized for issuance from 400,000,000 shares to 1,600,000,000 shares, primarily to facilitate a 2-for-1 split of the Company's common stock in the form of a stock dividend (the "Authorized Share Increase Proposal").
		Management	For	Voted - For
2.	To authorize the adjournment of the special meeting, if necessary, to solicit additional proxies if there are insufficient votes in favor of the Authorized Share Increase Proposal.	Management	For	Voted - For
Meeting Date: 02-Dec-22
Meeting Type: Annual
1a.	Election of Director: Willis J. Johnson	Management	For	Voted - For
1b.	Election of Director: A. Jayson Adair	Management	For	Voted - For
1c.	Election of Director: Matt Blunt	Management	For	Voted - For
1d.	Election of Director: Steven D. Cohan	Management	For	Voted - For
1e.	Election of Director: Daniel J. Englander	Management	For	Voted - For
1f.	Election of Director: James E. Meeks	Management	For	Voted - For
1g.	Election of Director: Thomas N. Tryforos	Management	For	Voted - For
1h.	Election of Director: Diane M. Morefield	Management	For	Voted - For
1i.	Election of Director: Stephen Fisher	Management	For	Voted - For
1j.	Election of Director: Cherylyn Harley LeBon	Management	For	Voted - For
1k.	Election of Director: Carl D. Sparks	Management	For	Voted - For
2.	Advisory (non-binding) stockholder vote on executive compensation (say-on-pay vote).	Management	For	Voted - For
3.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending July 31, 2023.	Management	For	Voted - For
EDWARDS LIFESCIENCES CORPORATION
Security ID: 28176E108
Ticker: EW
Meeting Date: 11-May-23
Meeting Type: Annual
1.1	Election of Director: Kieran T. Gallahue	Management	For	Voted - For
1.2	Election of Director: Leslie S. Heisz	Management	For	Voted - For
1.3	Election of Director: Paul A. LaViolette	Management	For	Voted - For
1.4	Election of Director: Steven R. Loranger	Management	For	Voted - For
1.5	Election of Director: Martha H. Marsh	Management	For	Voted - For
1.6	Election of Director: Michael A. Mussallem	Management	For	Voted - For
1.7	Election of Director: Ramona Sequeira	Management	For	Voted - For
1.8	Election of Director: Nicholas J. Valeriani	Management	For	Voted - For
1.9	Election of Director: Bernard J. Zovighian	Management	For	Voted - For

Wedgewood Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	Advisory Vote to Approve Named Executive Officer Compensation	Management	For	Voted - For
3.	Advisory Vote to Approve Frequency of Future Advisory Votes on Named Executive Officer Compensation	Management	1 Year	Voted - 1 Year
4.	Ratification of Appointment of Independent Registered Public Accounting Firm	Management	For	Voted - For
5.	Approval of Amendment of the Certificate of Incorporation to Provide for Exculpation of Officers	Management	For	Voted - For
6.	Stockholder Proposal regarding Independent Board Chairman Policy	Shareholder	Against	Voted - Against
META PLATFORMS, INC.
Security ID: 30303M102
Ticker: META
Meeting Date: 31-May-23
Meeting Type: Annual
1.1	Director: Peggy Alford	Management	For	Voted - For
1.2	Director: Marc L. Andreessen	Management	For	Voted - For
1.3	Director: Andrew W. Houston	Management	For	Voted - For
1.4	Director: Nancy Killefer	Management	For	Voted - For
1.5	Director: Robert M. Kimmitt	Management	For	Voted - For
1.6	Director: Sheryl K. Sandberg	Management	For	Voted - For
1.7	Director: Tracey T. Travis	Management	For	Voted - For
1.8	Director: Tony Xu	Management	For	Voted - For
1.9	Director: Mark Zuckerberg	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as Meta Platforms, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
3.	A shareholder proposal regarding government takedown requests.	Shareholder	Against	Voted - Against
4.	A shareholder proposal regarding dual class capital structure.	Shareholder	Against	Voted - Against
5.	A shareholder proposal regarding human rights impact assessment of targeted advertising.	Shareholder	Against	Voted - Against
6.	A shareholder proposal regarding report on lobbying disclosures.	Shareholder	Against	Voted - Against
7.	A shareholder proposal regarding report on allegations of political entanglement and content management biases in India.	Shareholder	Against	Voted - Against
8.	A shareholder proposal regarding report on framework to assess company lobbying alignment with climate goals.	Shareholder	Against	Voted - Against
9.	A shareholder proposal regarding report on reproductive rights and data privacy.	Shareholder	Against	Voted - Against
10.	A shareholder proposal regarding report on enforcement of Community Standards and user content.	Shareholder	Against	Voted - Against
11.	A shareholder proposal regarding report on child safety impacts and actual harm reduction to children.	Shareholder	Against	Voted - Against

Wedgewood Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

12.	A shareholder proposal regarding report on pay calibration to externalized costs.	Shareholder	Against	Voted - Against
13.	A shareholder proposal regarding performance review of the audit & risk oversight committee.	Shareholder	Against	Voted - Against
MICROSOFT CORPORATION
Security ID: 594918104
Ticker: MSFT
Meeting Date: 13-Dec-22
Meeting Type: Annual
1a.	Election of Director: Reid G. Hoffman	Management	For	Voted - For
1b.	Election of Director: Hugh F. Johnston	Management	For	Voted - For
1c.	Election of Director: Teri L. List	Management	For	Voted - For
1d.	Election of Director: Satya Nadella	Management	For	Voted - For
1e.	Election of Director: Sandra E. Peterson	Management	For	Voted - For
1f.	Election of Director: Penny S. Pritzker	Management	For	Voted - For
1g.	Election of Director: Carlos A. Rodriguez	Management	For	Voted - For
1h.	Election of Director: Charles W. Scharf	Management	For	Voted - For
1i.	Election of Director: John W. Stanton	Management	For	Voted - For
1j.	Election of Director: John W. Thompson	Management	For	Voted - For
1k.	Election of Director: Emma N. Walmsley	Management	For	Voted - For
1l.	Election of Director: Padmasree Warrior	Management	For	Voted - For
2.	Advisory vote to approve named executive officer compensation	Management	For	Voted - For
3.	Ratification of the Selection of Deloitte & Touche LLP as our Independent Auditor for Fiscal Year 2023	Management	For	Voted - For
4.	Shareholder Proposal - Cost/Benefit Analysis of Diversity and Inclusion	Shareholder	Against	Voted - Against
5.	Shareholder Proposal - Report on Hiring of Persons with Arrest or Incarceration Records	Shareholder	Against	Voted - Against
6.	Shareholder Proposal - Report on Investment of Retirement Funds in Companies Contributing to Climate Change	Shareholder	Against	Voted - Against
7.	Shareholder Proposal - Report on Government Use of Microsoft Technology	Shareholder	Against	Voted - Against
8.	Shareholder Proposal - Report on Development of Products for Military	Shareholder	Against	Voted - Against
9.	Shareholder Proposal - Report on Tax Transparency	Shareholder	Against	Voted - Against
MOTOROLA SOLUTIONS, INC.
Security ID: 620076307
Ticker: MSI
Meeting Date: 16-May-23
Meeting Type: Annual
1a.	Election of Director for a one-year term: Gregory Q. Brown	Management	For	Voted - For
1b.	Election of Director for a one-year term: Kenneth D. Denman	Management	For	Voted - For
1c.	Election of Director for a one-year term: Egon P. Durban	Management	For	Voted - For

Wedgewood Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1d.	Election of Director for a one-year term: Ayanna M. Howard	Management	For	Voted - For
1e.	Election of Director for a one-year term: Clayton M. Jones	Management	For	Voted - For
1f.	Election of Director for a one-year term: Judy C. Lewent	Management	For	Voted - For
1g.	Election of Director for a one-year term: Gregory K. Mondre	Management	For	Voted - For
1h.	Election of Director for a one-year term: Joseph M. Tucci	Management	For	Voted - For
2.	Ratification of the Appointment of PricewaterhouseCoopers LLP as the Company's Independent Registered Public Accounting Firm for 2023.	Management	For	Voted - For
3.	Advisory Approval of the Company's Executive Compensation.	Management	For	Voted - For
4.	Advisory Approval of the Frequency of the Advisory Vote to Approve the Company's Executive Compensation.	Management	1 Year	Voted - 1 Year
OLD DOMINION FREIGHT LINE, INC.
Security ID: 679580100
Ticker: ODFL
Meeting Date: 17-May-23
Meeting Type: Annual
1.1	Director: Sherry A. Aaholm	Management	For	Voted - For
1.2	Director: David S. Congdon	Management	For	Voted - For
1.3	Director: John R. Congdon, Jr.	Management	For	Voted - For
1.4	Director: Andrew S. Davis	Management	For	Voted - For
1.5	Director: Bradley R. Gabosch	Management	For	Voted - For
1.6	Director: Greg C. Gantt	Management	For	Voted - For
1.7	Director: Patrick D. Hanley	Management	For	Voted - For
1.8	Director: John D. Kasarda	Management	For	Voted - For
1.9	Director: Wendy T. Stallings	Management	For	Voted - For
1.10	Director: Thomas A. Stith, III	Management	For	Voted - For
1.11	Director: Leo H. Suggs	Management	For	Voted - For
2.	Approval, on an advisory basis, of the compensation of the Company's named executive officers.	Management	For	Voted - For
3.	Vote, on an advisory basis, on the frequency of future advisory votes on the compensation of the Company's named executive officers.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2023.	Management	For	Voted - For

Wedgewood Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

PAYPAL HOLDINGS, INC.
Security ID: 70450Y103
Ticker: PYPL
Meeting Date: 24-May-23
Meeting Type: Annual
1a.	Election of Director: Rodney C. Adkins	Management	For	Voted - For
1b.	Election of Director: Jonathan Christodoro	Management	For	Voted - For
1c.	Election of Director: John J. Donahoe	Management	For	Voted - For
1d.	Election of Director: David W. Dorman	Management	For	Voted - For
1e.	Election of Director: Belinda J. Johnson	Management	For	Voted - For
1f.	Election of Director: Enrique Lores	Management	For	Voted - For
1g.	Election of Director: Gail J. McGovern	Management	For	Voted - For
1h.	Election of Director: Deborah M. Messemer	Management	For	Voted - For
1i.	Election of Director: David M. Moffett	Management	For	Voted - For
1j.	Election of Director: Ann M. Sarnoff	Management	For	Voted - For
1k.	Election of Director: Daniel H. Schulman	Management	For	Voted - For
1l.	Election of Director: Frank D. Yeary	Management	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer Compensation.	Management	For	Voted - For
3.	Approval of the PayPal Holdings, Inc. 2015 Equity Incentive Award Plan, as Amended and Restated.	Management	For	Voted - For
4.	Ratification of the Appointment of PricewaterhouseCoopers LLP as Our Independent Auditor for 2023.	Management	For	Voted - For
5.	Stockholder Proposal - Provision of Services in Conflict Zones.	Shareholder	Against	Voted - Against
6.	Stockholder Proposal - Reproductive Rights and Data Privacy.	Shareholder	Against	Voted - Against
7.	Stockholder Proposal - PayPal Transparency Reports.	Shareholder	Against	Voted - Against
8.	Stockholder Proposal - Report on Ensuring Respect for Civil Liberties.	Shareholder	Against	Voted - Against
9.	Stockholder Proposal - Adopt Majority Vote Standard for Director Elections.	Shareholder	Against	Voted - Against
POOL CORPORATION
Security ID: 73278L105
Ticker: POOL
Meeting Date: 03-May-23
Meeting Type: Annual
1a.	Election of Director: Peter D. Arvan	Management	For	Voted - For
1b.	Election of Director: Martha "Marty" S. Gervasi	Management	For	Voted - For
1c.	Election of Director: James "Jim" D. Hope	Management	For	Voted - For
1d.	Election of Director: Debra S. Oler	Management	For	Voted - For
1e.	Election of Director: Manuel J. Perez de la Mesa	Management	For	Voted - For
1f.	Election of Director: Carlos A. Sabater	Management	For	Voted - For
1g.	Election of Director: Robert C. Sledd	Management	For	Voted - For
1h.	Election of Director: John E. Stokely	Management	For	Voted - For
1i.	Election of Director: David G. Whalen	Management	For	Voted - For
2.	Ratification of the retention of Ernst & Young LLP, certified public accountants, as our independent registered public accounting firm for the 2023 fiscal year.	Management	For	Voted - For

Wedgewood Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	Say-on-pay vote: Advisory vote to approve the compensation of our named executive officers as disclosed in the proxy statement.	Management	For	Voted - For
4.	Frequency vote: Advisory vote on frequency of future Say-on-pay votes.	Management	1 Year	Voted - 1 Year
S&P GLOBAL INC.
Security ID: 78409V104
Ticker: SPGI
Meeting Date: 03-May-23
Meeting Type: Annual
1A.	Election of Director: Marco Alverà	Management	For	Voted - For
1B.	Election of Director: Jacques Esculier	Management	For	Voted - For
1C.	Election of Director: Gay Huey Evans	Management	For	Voted - For
1D.	Election of Director: William D. Green	Management	For	Voted - For
1E.	Election of Director: Stephanie C. Hill	Management	For	Voted - For
1F.	Election of Director: Rebecca Jacoby	Management	For	Voted - For
1G.	Election of Director: Robert P. Kelly	Management	For	Voted - For
1H.	Election of Director: Ian P. Livingston	Management	For	Voted - For
1I.	Election of Director: Deborah D. McWhinney	Management	For	Voted - For
1J.	Election of Director: Maria R. Morris	Management	For	Voted - For
1K.	Election of Director: Douglas L. Peterson	Management	For	Voted - For
1L.	Election of Director: Richard E. Thornburgh	Management	For	Voted - For
1M.	Election of Director: Gregory Washington	Management	For	Voted - For
2.	Approve, on an advisory basis, the executive compensation program for the Company's named executive officers.	Management	For	Voted - For
3.	Approve, on an advisory basis, the frequency on which the Company conducts an advisory vote on the executive compensation program for the Company's named executive officers.	Management	1 Year	Voted - 1 Year
4.	Ratify the appointment of Ernst & Young LLP as the Company's independent auditor for 2023;	Management	For	Voted - For
TAIWAN SEMICONDUCTOR MFG. CO. LTD.
Security ID: 874039100
Ticker: TSM
Meeting Date: 06-Jun-23
Meeting Type: Annual
1.	To accept 2022 Business Report and Financial Statements	Management	For	Voted - For
2.	To approve the issuance of employee restricted stock awards for year 2023	Management	For	Voted - For
3.	To revise the Procedures for Endorsement and Guarantee	Management	For	Voted - For
4.
In order to reflect the Audit Committee name change to the Audit and Risk Committee, to revise the name of Audit Committee in the following TSMC policies: i. Procedures for Acquisition or Disposal of Assets ii. Procedures for Financial Derivatives Transactions iii. Procedures for Lending Funds to Other Parties iv. Procedures for Endorsement and Guarantee
		Management	For	Voted - For

Wedgewood Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

TEXAS PACIFIC LAND CORPORATION
Security ID: 88262P102
Ticker: TPL
Meeting Date: 18-May-23
Meeting Type: Annual
1a.	Election of Class II Director to serve until the 2025 Annual Meeting: Rhys J. Best	Management	For	Voted - For
1b.	Election of Class II Director to serve until the 2025 Annual Meeting: Donald G. Cook	Management	For	Voted - For
1c.	Election of Class II Director to serve until the 2025 Annual Meeting: Donna E. Epps	Management	For	Voted - For
1d.	Election of Class II Director to serve until the 2025 Annual Meeting: Eric L. Oliver	Management	For	Voted - For
2.	To approve, by non-binding advisory vote, the executive compensation paid to our named executive officers.	Management	For	Voted - For
3.	To approve an amendment to the Company's Amended and Restated Certificate of Incorporation (the "Certificate of Incorporation") providing for the declassification of the Board.	Management	For	Voted - For
4.	To approve an amendment to the Company's Certificate of Incorporation increasing the authorized shares of common stock from 7,756,156 shares to 46,536,936 shares.	Management	For	Voted - For
5.	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	Voted - For
6.	To consider a non-binding stockholder proposal regarding the stockholders' right to call for a special stockholder meeting.	Shareholder	Against	Voted - Against
7.	To consider a non-binding stockholder proposal regarding hiring an investment banker in connection with the evaluation of a potential spinoff.	Shareholder	Against	Voted - Against
8.	To consider a non-binding stockholder proposal regarding the release of all remaining obligations of the stockholders' agreement between the Company and certain stockholders.	Shareholder	Against	Voted - Against
9.	To consider a non-binding stockholder proposal regarding the stockholders' right to act by written consent.	Shareholder	Against	Voted - Against
10.	To consider a non-binding stockholder proposal regarding director election and resignation policy.	Shareholder	Against	Voted - Against
1a.	Election of Class II Director to serve until the 2025 Annual Meeting: Rhys J. Best	Management	For	Voted - For
1b.	Election of Class II Director to serve until the 2025 Annual Meeting: Donald G. Cook	Management	For	Voted - For
1c.	Election of Class II Director to serve until the 2025 Annual Meeting: Donna E. Epps	Management	For	Voted - For

Wedgewood Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1d.	Election of Class II Director to serve until the 2025 Annual Meeting: Eric L. Oliver	Management	For	Voted - For
2.	To approve, by non-binding advisory vote, the executive compensation paid to our named executive officers.	Management	For	Voted - For
3.	To approve an amendment to the Company's Amended and Restated Certificate of Incorporation (the "Certificate of Incorporation") providing for the declassification of the Board.	Management	For	Voted - For
4.	To approve an amendment to the Company's Certificate of Incorporation increasing the authorized shares of common stock from 7,756,156 shares to 46,536,936 shares.	Management	For	Voted - For
5.	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	Voted - For
6.	To consider a non-binding stockholder proposal regarding the stockholders' right to call for a special stockholder meeting.	Shareholder	Against	Voted - Against
7.	To consider a non-binding stockholder proposal regarding hiring an investment banker in connection with the evaluation of a potential spinoff.	Shareholder	Against	Voted - Against
8.	To consider a non-binding stockholder proposal regarding the release of all remaining obligations of the stockholders' agreement between the Company and certain stockholders.	Shareholder	Against	Voted - Against
9.	To consider a non-binding stockholder proposal regarding the stockholders' right to act by written consent.	Shareholder	Against	Voted - Against
10.	To consider a non-binding stockholder proposal regarding director election and resignation policy.	Shareholder	Against	Voted - Against
THE PROGRESSIVE CORPORATION
Security ID: 743315103
Ticker: PGR
Meeting Date: 12-May-23
Meeting Type: Annual
1a.	Election of Director: Danelle M. Barrett	Management	For	Voted - For
1b.	Election of Director: Philip Bleser	Management	For	Voted - For
1c.	Election of Director: Stuart B. Burgdoerfer	Management	For	Voted - For
1d.	Election of Director: Pamela J. Craig	Management	For	Voted - For
1e.	Election of Director: Charles A. Davis	Management	For	Voted - For
1f.	Election of Director: Roger N. Farah	Management	For	Voted - For
1g.	Election of Director: Lawton W. Fitt	Management	For	Voted - For
1h.	Election of Director: Susan Patricia Griffith	Management	For	Voted - For
1i.	Election of Director: Devin C. Johnson	Management	For	Voted - For
1j.	Election of Director: Jeffrey D. Kelly	Management	For	Voted - For
1k.	Election of Director: Barbara R. Snyder	Management	For	Voted - For
1l.	Election of Director: Kahina Van Dyke	Management	For	Voted - For
2.	Cast an advisory vote to approve our executive compensation program.	Management	For	Voted - For

Wedgewood Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	Cast an advisory vote on the frequency of the advisory vote to approve our executive compensation program.	Management	1 Year	Voted - 1 Year
4.	Ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2023.	Management	For	Voted - For
TRACTOR SUPPLY COMPANY
Security ID: 892356106
Ticker: TSCO
Meeting Date: 11-May-23
Meeting Type: Annual
1.1	Election of Director for a one-year term ending at the 2024 Annual Meeting: Joy Brown	Management	For	Voted - For
1.2	Election of Director for a one-year term ending at the 2024 Annual Meeting: Ricardo Cardenas	Management	For	Voted - For
1.3	Election of Director for a one-year term ending at the 2024 Annual Meeting: André Hawaux	Management	For	Voted - For
1.4	Election of Director for a one-year term ending at the 2024 Annual Meeting: Denise L. Jackson	Management	For	Voted - For
1.5	Election of Director for a one-year term ending at the 2024 Annual Meeting: Ramkumar Krishnan	Management	For	Voted - For
1.6	Election of Director for a one-year term ending at the 2024 Annual Meeting: Edna K. Morris	Management	For	Voted - For
1.7	Election of Director for a one-year term ending at the 2024 Annual Meeting: Mark J. Weikel	Management	For	Voted - For
1.8	Election of Director for a one-year term ending at the 2024 Annual Meeting: Harry A. Lawton III	Management	For	Voted - For
2	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 30, 2023	Management	For	Voted - For
3.	To approve, on a non-binding, advisory basis, the compensation of the named executive officers of the Company (Say on Pay)	Management	For	Voted - For
4.	To approve, on a non-binding, advisory basis, the frequency of the advisory vote on Say on Pay in future years	Management	1 Year	Voted - 1 Year
UNITEDHEALTH GROUP INCORPORATED
Security ID: 91324P102
Ticker: UNH
Meeting Date: 05-Jun-23
Meeting Type: Annual
1a.	Election of Director: Timothy Flynn	Management	For	Voted - For
1b.	Election of Director: Paul Garcia	Management	For	Voted - For
1c.	Election of Director: Kristen Gil	Management	For	Voted - For
1d.	Election of Director: Stephen Hemsley	Management	For	Voted - For
1e.	Election of Director: Michele Hooper	Management	For	Voted - For
1f.	Election of Director: F. William McNabb III	Management	For	Voted - For
1g.	Election of Director: Valerie Montgomery Rice, M.D.	Management	For	Voted - For
1h.	Election of Director: John Noseworthy, M.D.	Management	For	Voted - For

Wedgewood Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1i.	Election of Director: Andrew Witty	Management	For	Voted - For
2.	Advisory approval of the Company's executive compensation.	Management	For	Voted - For
3.	Advisory approval of the frequency of holding future say-on-pay votes.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2023.	Management	For	Voted - For
5.	If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal seeking a third-party racial equity audit.	Shareholder	Against	Voted - Against
6.	If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal requiring a political contributions congruency report.	Shareholder	Against	Voted - Against
7.	If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal seeking shareholder ratification of termination pay.	Shareholder	Against	Voted - Against
VISA INC.
Security ID: 92826C839
Ticker: V
Meeting Date: 24-Jan-23
Meeting Type: Annual
1a.	Election of Director: Lloyd A. Carney	Management	For	Voted - For
1b.	Election of Director: Kermit R. Crawford	Management	For	Voted - For
1c.	Election of Director: Francisco Javier Fernández-Carbajal	Management	For	Voted - For
1d.	Election of Director: Alfred F. Kelly, Jr.	Management	For	Voted - For
1e.	Election of Director: Ramon Laguarta	Management	For	Voted - For
1f.	Election of Director: Teri L. List	Management	For	Voted - For
1g.	Election of Director: John F. Lundgren	Management	For	Voted - For
1h.	Election of Director: Denise M. Morrison	Management	For	Voted - For
1i.	Election of Director: Linda J. Rendle	Management	For	Voted - For
1j.	Election of Director: Maynard G. Webb, Jr.	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation paid to our named executive officers.	Management	For	Voted - For
3.	To hold an advisory vote on the frequency of future advisory votes to approve executive compensation.	Management	1 Year	Voted - 1 Year
4.	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year 2023.	Management	For	Voted - For
5.	To vote on a stockholder proposal requesting an independent board chair policy.	Shareholder	Against	Voted - Against

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverPark Funds Trust

By:   /s/ Morty Schaja
Morty Schaja
President
Date: August 15, 2023